                                     N-CSRS
                             COLUMBIA FUNDS TRUST II

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3009
                                                     --------
                             Columbia Funds Trust II
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               One Financial Center, Boston, Massachusetts 02111
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-617-772-3363
                                                           --------------
                      Date of fiscal year end: 08/31/2003
                                               ----------
                      Date of reporting period: 08/31/2003
                                                ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270,30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C, ss. 3507.

                                    [GRAPHIC]

Item 1. Report to Stockholders

                            Columbia Newport Japan
                              Opportunities Fund

                                 Annual Report
                                August 31, 2003

                          We are now Columbia Funds!

 INSIDE -- Management's discussion of the changes effective as of October 13,
                                     2003.

 President's Message

[PHOTO]


Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was affiliated with Liberty Financial, whose asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms that were brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step forward in this process by changing the name of our funds from Liberty to Columbia. For example, Liberty Newport Japan Opportunities Fund was changed to Columbia Newport Japan Opportunities Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands.

As a result of these fund name changes, most fund CUSIP numbers have changed. (A CUSIP is a unique identification number assigned to each class of a mutual fund by the Committee on Uniform Security Identification Procedures.) However, ticker symbols have not changed. A list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.

A consolidated identity

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for our shareholders to do business with us. All funds will be listed under the "Columbia" name in the mutual fund listings section of your newspaper (as long as they meet the newspaper's listing requirements). All service inquires will be handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What will not change is our commitment to fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call shareholder services at 800-345-6611.

In the report that follows, your portfolio manager talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo
Joseph R. Palombo
President

  Net asset value per share as of 8/31/03 ($)

                                Class A     6.92
                                Class B     6.51
                                Class C     6.51
                                Class J/1/ 31.61
                                Class N/1/ 31.09
                                Class Z     7.25

/1/ Class J and N shares are yen denominated and only offered to residents and citizens of Japan. The value of these shares has been converted from yen to US dollars.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

 Performance Information


Value of a $10,000 investment 6/3/96--8/31/03

 Performance of a $10,000 investment 6/3/96--8/31/03 ($)

                                without sales with sales
                                   charge       charge
                        --------------------------------
                        Class A     7,156       6,745
                        --------------------------------
                        Class B     6,725       6,725
                        --------------------------------
                        Class C     6,725       6,725
                        --------------------------------
                        Class J     6,961       6,753
                        --------------------------------
                        Class N     6,840       6,840
                        --------------------------------
                        Class Z     7,500         n/a

                                    [CHART]

                               Class A shares      Class A shares
                                Without Sales        With Sales      MSCI Japan
                                   Charge              Charge           Index
                               --------------      --------------    ----------
                                   10,000               9,425          10,000
06/04/1996 - 06/30/1996            10,350               9,755          10,053
07/01/1996 - 07/31/1996            10,110               9,529           9,552
08/01/1996 - 08/31/1996             9,710               9,151           9,125
09/01/1996 - 09/30/1996             9,719               9,160           9,441
10/01/1996 - 10/31/1996             9,239               8,708           8,807
11/01/1996 - 11/30/1996             9,469               8,925           8,975
12/01/1996 - 12/31/1996             9,320               8,784           8,355
01/01/1997 - 01/31/1997             8,979               8,463           7,446
02/01/1997 - 02/28/1997             9,110               8,586           7,620
03/01/1997 - 03/31/1997             9,059               8,539           7,370
04/01/1997 - 04/30/1997             9,500               8,954           7,637
05/01/1997 - 05/31/1997            10,569               9,962           8,480
06/01/1997 - 06/30/1997            11,049              10,414           9,114
07/01/1997 - 07/31/1997            11,469              10,810           8,836
08/01/1997 - 08/31/1997            10,049               9,471           8,070
09/01/1997 - 09/30/1997            10,269               9,679           7,948
10/01/1997 - 10/31/1997             9,820               9,255           7,207
11/01/1997 - 11/30/1997             9,360               8,822           6,765
12/01/1997 - 12/31/1997             9,042               8,522           6,378
01/01/1998 - 01/31/1998             9,603               9,051           6,947
02/01/1998 - 02/28/1998             9,423               8,881           6,983
03/01/1998 - 03/31/1998             9,021               8,503           6,508
04/01/1998 - 04/30/1998             9,172               8,645           6,481
05/01/1998 - 05/31/1998             8,751               8,248           6,125
06/01/1998 - 06/30/1998             8,781               8,276           6,211
07/01/1998 - 07/31/1998             9,132               8,607           6,129
08/01/1998 - 08/31/1998             8,681               8,182           5,430
09/01/1998 - 09/30/1998             8,480               7,993           5,282
10/01/1998 - 10/31/1998             9,242               8,710           6,167
11/01/1998 - 11/30/1998             9,933               9,362           6,449
12/01/1998 - 12/31/1998            10,575               9,967           6,699
01/01/1999 - 01/31/1999            10,604               9,995           6,748
02/01/1999 - 02/28/1999            10,604               9,995           6,600
03/01/1999 - 03/31/1999            12,459              11,743           7,515
04/01/1999 - 04/30/1999            13,421              12,649           7,829
05/01/1999 - 05/31/1999            13,010              12,262           7,387
06/01/1999 - 06/30/1999            15,406              14,520           8,087
07/01/1999 - 07/31/1999            17,209              16,220           8,894
08/01/1999 - 08/31/1999            18,583              17,514           8,832
09/01/1999 - 09/30/1999            19,635              18,506           9,368
10/01/1999 - 10/31/1999            20,826              19,629           9,770
11/01/1999 - 11/30/1999            24,204              22,813          10,189
12/01/1999 - 12/31/1999            26,656              25,124          10,821
01/01/2000 - 01/31/2000            24,372              22,971          10,353
02/01/2000 - 02/29/2000            24,869              23,439          10,085
03/01/2000 - 03/31/2000            23,939              22,563          10,917
04/01/2000 - 04/30/2000            21,509              20,272          10,096
05/01/2000 - 05/31/2000            19,059              17,963           9,582
06/01/2000 - 06/30/2000            19,805              18,666          10,240
07/01/2000 - 07/31/2000            16,887              15,916           9,061
08/01/2000 - 08/31/2000            18,460              17,398           9,647
09/01/2000 - 09/30/2000            17,561              16,551           9,167
10/01/2000 - 10/31/2000            15,088              14,220           8,636
11/01/2000 - 11/30/2000            14,344              13,519           8,277
12/01/2000 - 12/31/2000            12,741              12,008           7,774
01/01/2001 - 01/31/2001            12,761              12,027           7,681
02/01/2001 - 02/28/2001            11,324              10,673           7,336
03/01/2001 - 03/31/2001            10,983              10,352           7,118
04/01/2001 - 04/30/2001            11,770              11,093           7,601
05/01/2001 - 05/31/2001            12,007              11,317           7,583
06/01/2001 - 06/30/2001            11,014              10,381           7,131
07/01/2001 - 07/31/2001             9,846               9,280           6,600
08/01/2001 - 08/31/2001             9,256               8,724           6,435
09/01/2001 - 09/30/2001             8,698               8,198           5,834
10/01/2001 - 10/31/2001             9,039               8,519           5,822
11/01/2001 - 11/30/2001             9,008               8,490           5,885
12/01/2001 - 12/31/2001             8,242               7,768           5,488
01/01/2002 - 01/31/2002             7,322               6,901           5,058
02/01/2002 - 02/28/2002             7,415               6,988           5,268
03/01/2002 - 03/31/2002             7,745               7,300           5,696
04/01/2002 - 04/30/2002             8,263               7,788           5,894
05/01/2002 - 05/31/2002             8,728               8,226           6,262
06/01/2002 - 06/30/2002             8,355               7,875           5,935
07/01/2002 - 07/31/2002             7,601               7,164           5,523
08/01/2002 - 08/31/2002             7,508               7,076           5,464
09/01/2002 - 09/30/2002             7,001               6,599           5,220
10/01/2002 - 10/31/2002             6,567               6,190           4,857
11/01/2002 - 11/30/2002             6,733               6,346           5,053
12/01/2002 - 12/31/2002             6,567               6,189           4,923
01/01/2003 - 01/31/2003             6,164               5,809           4,724
02/01/2003 - 02/28/2003             6,153               5,800           4,751
03/01/2003 - 03/31/2003             5,988               5,644           4,536
04/01/2003 - 04/30/2003             5,978               5,634           4,501
05/01/2003 - 05/31/2003             6,143               5,790           4,719
06/01/2003 - 06/30/2003             6,443               6,073           5,067
07/01/2003 - 07/31/2003             6,691               6,306           5,272
08/01/2003 - 08/31/2003             7,156               6,745           5,860


Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.
Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table don't reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) Japan Index is an unmanaged index that tracks the performance of Japanese stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from May 31, 1996.

Average annual total return as of 8/31/03 (%)
Share class       A              B              C              J              N           Z
Inception       6/3/96         6/3/96         6/3/96        9/20/00        5/15/00     6/3/96
----------------------------------------------------------------------------------------------
            without  with  without  with  without  with  without  with  without  with  without
             sales  sales   sales  sales   sales  sales   sales  sales   sales  sales   sales
            charge  charge charge  charge charge  charge charge  charge charge  charge charge
----------------------------------------------------------------------------------------------
1-year       -4.68  -10.16  -5.38  -10.11  -5.24   -6.19  -4.85   -7.70  -5.42   -8.25  -0.82
----------------------------------------------------------------------------------------------
5-year       -3.79   -4.92  -4.67   -5.04  -4.65   -4.65  -4.01   -4.59  -4.34   -4.34  -2.99
----------------------------------------------------------------------------------------------
Life         -4.51   -5.29  -5.33   -5.33  -5.33   -5.33  -4.88   -5.28  -5.11   -5.11  -3.89
----------------------------------------------------------------------------------------------

Average annual total return as of 6/30/03 (%)
Share class       A              B              C              J              N           Z
----------------------------------------------------------------------------------------------
            without  with  without  with  without  with  without  with  without  with  without
             sales  sales   sales  sales   sales  sales   sales  sales   sales  sales   sales
            charge  charge charge  charge charge  charge charge  charge charge  charge charge
----------------------------------------------------------------------------------------------
1-year      -22.90  -27.33 -23.47  -27.29 -23.27  -24.04 -22.93  -25.24 -23.42  -25.72 -19.78
----------------------------------------------------------------------------------------------
5-year       -6.01   -7.11  -6.84   -7.20  -6.84   -6.84  -6.19   -6.76  -6.51   -6.51  -5.20
----------------------------------------------------------------------------------------------
Life         -6.03   -6.81  -6.83   -6.83  -6.83    6.83  -6.37   -6.77  -6.60   -6.60  -5.39
----------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: first year - 5%, second year - 4%, third year
- 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only, the 3% maximum sales charge for class J shares and the 3% CDSC on the one year or less returns of class N. Performance for different share classes varies based on differences in sales charges and fees associated with each class.
Class J share performance includes returns of the fund's class N share for the periods prior to the inception of class J. Class N share performance information includes returns of the fund's class B shares for periods prior to the inception of class N. These older class share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the older share class and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class of shares would have been different.
Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

 Portfolio Managers' Report


Top 10 holdings as of 8/31/03 (%)
Matsushita Electric Industrial               4.2
Canon                                        4.0
NTT DoCoMo                                   3.8
Honda Motor                                  3.3
Keyence                                      3.2
Fanuc                                        2.8
Toyota Motor                                 2.7
Takeda Chemical Industries                   2.6
F.C.C. Company                               2.4
Rohm                                         2.4

Portfolio breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Bought
--------------------------------------------------------------------------------
Nikko Cordial Corp. (0.7% of net assets)
Citigroup has a stake in this brokerage house, which has reduced costs over the past few years. We expect the company to do well as the Japanese economy and equity markets recover.

Sold
--------------------------------------------------------------------------------
Funai Electric
We sold our holdings in Funai Electric, a consumer electronics company that manufactures products for private brands. Funai, which has lagged in the digital revolution, has continued to make analog products, even as demand for digital products rises.

For the 12-month period ended August 31, 2003, class A shares of Columbia Newport Japan Opportunities Fund returned negative 4.68% without sales charge. The fund's performance was disappointing compared to its benchmark. The MSCI Japan Index returned 6.66% for the period. While Japanese stocks rose over the period, the biggest gains in the market came from deep value, lower-quality companies with heavy debt on their balance sheets. Because the fund emphasized high-quality companies with good balance sheets and strong management, it did not fully participate in the market's upward momentum. The fund also lagged because of its relatively small exposure to cyclical commodities companies, which were strong performers. We tend to avoid deep cyclical companies as our strategy is to focus on companies that are globally competitive and that we believe are positioned to do well independent of the economic environment.

A turnaround in the Japanese market
The Japanese stock market climbed sharply, shortly after reaching its lowest point in 13 years in April 2003. The primary catalyst for the turnaround was the government's bailout of Resona Bank, which led investors to believe that the government would support the financial system to avert a crisis. (The fund did not have a position in this stock.) An improved global economic outlook and attractive valuations were also instrumental in the Japanese stock market's advance.

Quality, global competitiveness and restructuring were themes in the portfolio Automobile manufacturers and parts companies accounted for a significant position in the portfolio. In this area, we favored companies with good earnings that have been increasing their global market share, including Toyota Motor Corp. and Honda Motor Co. Ltd. (2.7% and 3.3% of net assets, respectively)./1/ We also emphasized technology companies, with holdings that spanned the broad technology spectrum. They included electronic equipment, office electronics, Internet, semiconductor and technology consulting and services companies. Matsushita Electric Industrial Co. Ltd. (4.2% of net assets), which makes the Panasonic brand, was one of our biggest holdings. Matsushita is the largest consumer electronics company in the world and has led the shift from
------------
/1/ Holdings are disclosed as of August 31, 2003 and are subject to change.

analog products to digital products. The company has been undergoing a multi-year restructuring and has continued to lower costs by moving some of its manufacturing to China.

We increased exposure to the financial sector, adding top financial institutions such as Mitsubishi Tokyo Financial Group Inc. (1.7% of net assets). During this period, we purchased Millea Holdings Inc., a property and casualty insurance company, and Nikko Cordial Corp., a brokerage firm, which should do well as trading volume on Japan's stock exchanges picks up (0.5% and 0.7% of net assets, respectively). We also invested in Kennedy-Wilson Japan (1.0% of net assets), a real estate company that purchases distressed office properties, renovates them, raises their occupancy rates and sells them to institutional investors.

A more positive outlook
While Japan still has a host of problems to confront, we believe there are many reasons to be optimistic. The broad-based corporate restructuring that took place over the past several years has left many companies with significant cash, which they have started to invest. Recent economic data showed an increase in private capital spending for the first time in three years. Wages have improved and manufacturing is strong. Deflation, which has been a major problem for years, seems to be leveling off. Some economists have raised their GDP forecasts for the remainder of 2003 and 2004.

              /s/ Jamie Chui            /s/ Richard Young
                     Jamie Chui              Richard Yeung

Jamie Chui and Richard Yeung are the portfolio managers of Columbia Newport Japan Opportunities Fund. Ms. Chui has co-managed the fund since August 2001. Mr. Yeung has co-managed the fund since March 2003.


 International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single nation poses additional risks due to limited diversification.

 A concentration of investments in a specific sector, such as consumer discretionary or technology, may cause the fund to experience increased volatility.

 Top 5 sectors as of 8/31/03 (%)

            [CHART]

Consumer discretionary      29.5
Information technology      22.0
Health care                 10.4
Industrials                  9.8
Telecommunication            8.7


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain this breakdown in the future.

This is the last report for this fund. On October 8, 2003, the fund's Board of Trustees voted to liquidate the fund. The fund was closed to new investors as of the close of business on October 17, 2003. The fund is scheduled for liquidation on December 5, 2003. Prior to this date, the fund will continue to accept some automatic purchases and certain retirement contributions until the fund is liquidated.

 Investment Portfolio

August 31, 2003

Common Stocks - 97.8%               Shares       Value
------------------------------------------------------
CONSUMER DISCRETIONARY - 29.5%
Auto Components - 7.5%
Bridgestone Corp.                   16,000 $   222,822
Denso Corp.                         16,700     312,002
F.C.C. Co., Ltd.                    12,700     374,410
Stanley Electric Co., Ltd.          14,000     247,161
                                           -----------
                                             1,156,395
                                           -----------

Automobiles - 6.0%
Honda Motor Co., Ltd.               12,400     504,778
Toyota Motor Corp.                  15,300     422,214
                                           -----------
                                               926,992
                                           -----------

Household Durables - 6.9%
Matsushita Electric Industrial Co.,
 Ltd.                               51,000     650,366
Pioneer Corp.                       13,300     298,633
Rinnai Corp.                         5,500     126,323
                                           -----------
                                             1,075,322
                                           -----------

Internet & Catalog Retail - 1.0%
Belluna Co., Ltd.                    3,900     153,747
                                           -----------

Media - 1.2%
Dentsu, Inc.                            43     189,047
                                           -----------

Multi-Line Retail - 2.7%
Don Quijote Co., Ltd.                5,600     278,356
Seiyu Ltd. (a)                      62,000     146,651
                                           -----------
                                               425,007
                                           -----------

Specialty Retail - 2.4%
USS Co., Ltd.                        1,470      84,911
Yamada Denki Co., Ltd.              10,400     281,647
                                           -----------
                                               366,558
                                           -----------

Textiles, Apparel & Luxury Goods - 1.8%
Sanyo Shokai Ltd.                   44,000     276,025
                                           -----------

------------------------------------------------------
CONSUMER STAPLES - 6.5%
Food & Drug Retailing - 2.9%
Lawson, Inc.                         5,000     145,691
Sugi Pharmacy Co., Ltd.              5,000     263,530
Yaoko Co., Ltd.                      3,500      44,693
                                           -----------
                                               453,914
                                           -----------

Food Products - 2.3%
Katokichi Co., Ltd.                  9,300     148,963
Yakult Honsha Co., Ltd.             15,000     206,968
                                           -----------
                                               355,931
                                           -----------

                                  Shares       Value
----------------------------------------------------
Household Products - 1.3%
Kao Corp.                          6,000 $   113,125
Uni-Charm Corp.                    1,800      83,301
                                         -----------
                                             196,426
                                         -----------

----------------------------------------------------
FINANCIALS - 6.8%
Bank - 1.7%
Mitsubishi Tokyo Financial Group,
 Inc.                                 46     268,072
                                         -----------
Diversified Financials - 0.7%
Nikko Cordial Corp.               23,000     110,580
                                         -----------
Insurance - 1.1%
Daido Life Insurance Co.              34      79,839
Millea Holdings, Inc.                  8      82,958
                                         -----------
                                             162,797
                                         -----------
Real Estate - 3.3%
Kennedy-Wilson Japan (a)              84     157,655
Mitsubishi Estate Co., Ltd.       39,000     349,608
                                         -----------
                                             507,263
                                         -----------

----------------------------------------------------
HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 3.1%
NIPRO Corp.                       13,000     212,238
Olympus Optical Co., Ltd.         12,000     275,614
                                         -----------
                                             487,852
                                         -----------
Health Care Providers & Services - 0.9%
Kuraya Sanseido, Inc.             18,900     132,657
                                         -----------
Pharmaceuticals - 6.4%
Chugai Pharmaceutical Co., Ltd.   33,700     356,971
Rohto Pharmaceutical Co., Ltd.    14,000     103,064
Sawai Pharmaceutical Co., Ltd.     5,400     132,588
Takeda Chemical Industries Ltd.   11,000     397,823
                                         -----------
                                             990,446
                                         -----------

----------------------------------------------------
INDUSTRIALS - 9.8%
Commercial Services & Supplies - 3.5%
Dai Nippon Printing Co., Ltd.     24,000     305,849
Nichii Gakkan Co.                  1,700      89,309
Park24 Co., Ltd.                   8,800     142,538
                                         -----------
                                             537,696
                                         -----------
Construction & Engineering - 1.6%
JGC Corp.                         33,000     254,249
                                         -----------
Electrical Equipment - 0.8%
Nitto Denko Corp.                  2,700     119,167
                                         -----------
Machinery - 3.3%
Fanuc Ltd.                         6,500     428,933
Shima Seiki Manufacturing Ltd.     2,000      74,903
                                         -----------
                                             503,836
                                         -----------

See notes to investment portfolio.

August 31, 2003

Common Stocks (continued)         Shares       Value
----------------------------------------------------
INDUSTRIALS (continued)
Trading Companies & Distributors - 0.6%
Mitsubishi Tokyo Financial Group,
 Inc.                             11,000 $    92,951
                                         -----------

----------------------------------------------------
INFORMATION TECHNOLOGY - 22.0%
Electronic Equipment & Instruments - 7.7%
Hirose Electric Co., Ltd.          2,100     224,785
Hoya Corp.                         4,000     306,123
Keyence Corp.                      2,360     492,893
Nidec Corp.                        1,100      88,143
TDK Corp.                          1,200      78,159
                                         -----------
                                           1,190,103
                                         -----------

Information Technology Consulting & Services - 0.6%
Net One Systems Co., Ltd.             17     101,838
                                         -----------

Internet Software & Services - 1.2%
Yahoo Japan Corp. (a)                 10     180,829
                                         -----------

Office Electronics - 8.5%
Brother Industries Ltd.           39,000     345,931
Canon, Inc.                       13,000     625,016
Ricoh Co., Ltd.                   18,400     339,032
                                         -----------
                                           1,309,979
                                         -----------

Semiconductor Equipment & Products - 3.5%
NEC Electronics Corp.                800      54,231
Rohm Co., Ltd.                     2,800     365,703
Tokyo Electron Ltd.                1,700     119,758
                                         -----------
                                             539,692
                                         -----------

Software - 0.5%
Sumisho Computer Systems Corp.     2,700      73,120
                                         -----------

----------------------------------------------------
MATERIALS - 2.2%
Chemicals - 2.2%
Shin-Etsu Chemical Co., Ltd.       8,800     345,409
                                         -----------

                                     Shares       Value
-------------------------------------------------------
TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 3.0%
Japan Telecom Holdings Co., Ltd.         90 $   293,868
Nippon Telegraph & Telephone
 Corp.                                   39     171,796
                                            -----------
                                                465,664
                                            -----------
Wireless Telecommunication Services - 5.7%
KDDI Corp.                               56     286,515
NTT DoCoMo, Inc.                        229     588,765
                                            -----------
                                                875,280
                                            -----------

-------------------------------------------------------
UTILITIES - 1.9%
Gas Utilities - 1.9%
Tokyo Gas Co.                        97,000     295,111
                                            -----------

Total Common Stocks
(Cost of $12,280,391)                        15,119,955
                                            -----------
Short-Term Obligation - 1.5%            Par
-------------------------------------------------------
Repurchase agreement with State
 Street Bank & Trust Co., dated
 08/29/03, due 09/02/03 at 0.940%,
 collateralized by a U.S. Treasury
 Bond maturing 02/15/31, market
 value $240,581 (repurchase
 proceeds $233,024)
 (Cost of $233,000)                $233,000     233,000
                                            -----------

Total Investments - 99.3%
(Cost of $12,513,391) (b)                    15,352,955
                                            -----------

Other Assets & Liabilities, Net - 0.7%           99,770
-------------------------------------------------------
Net Assets - 100.0%                         $15,452,725
                                            -----------

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $12,520,471.

See notes to financial statements.

 Statement of Assets and Liabilities

August 31, 2003

            Assets:
            Investments, at cost                       $ 12,513,391
                                                       ------------
            Investments, at value                      $ 15,352,955
            Cash                                                 83
            Foreign currency (cost of $115,536)             115,536
            Receivable for:
               Investments sold                             449,970
               Fund shares sold                              32,721
               Dividends                                      1,464
               Interest                                          18
            Expense reimbursement due from Advisor/
              Administrator                                  11,375
            Deferred Trustees' compensation plan              3,714
            Other assets                                         72
                                                       ------------
                Total Assets                             15,967,908
                                                       ------------

            Liabilities:
            Payable to transfer agent                        44,623
            Payable for:
               Investments purchased                        358,362
               Fund shares repurchased                       20,002
               Management fee                                12,838
               Administration fee                             3,615
               Transfer agent fee                            12,220
               Pricing and bookkeeping fees                   1,233
               Trustees' fees                                   268
               Custody fee                                    3,750
               Audit fee                                     28,100
               Reports to shareholders                       16,000
               Distribution, service and agency fees          6,485
            Deferred Trustees' fee                            3,714
            Other liabilities                                 3,973
                                                       ------------
                Total Liabilities                           515,183
                                                       ------------
            Net Assets                                 $ 15,452,725
                                                       ------------
            Composition of Net Assets:
            Paid-in capital                            $ 51,012,999
            Accumulated net investment loss                 (34,428)
            Accumulated net realized loss               (38,366,004)
            Net unrealized appreciation on:
               Investments                                2,839,564
               Foreign currency translations                    594
                                                       ------------
            Net Assets                                 $ 15,452,725
                                                       ------------

          Class A:
          Net assets                                     $3,304,552
          Shares outstanding                                477,835
                                                         ----------
          Net asset value per share                      $    6.92 (a)
                                                         ----------
          Maximum offering price per share
            ($6.92/0.9425)                               $    7.34 (b)
                                                         ----------
          Class B:
          Net assets                                     $5,189,725
          Shares outstanding                                797,231
                                                         ----------
          Net asset value and offering price per share   $    6.51 (a)
                                                         ----------
          Class C:
          Net assets                                     $1,267,821
          Shares outstanding                                194,780
                                                         ----------
          Net asset value and offering price per share   $    6.51 (a)
                                                         ----------
          Class J:
          Net assets                                     $ 2,876.95
          Shares outstanding                                     91
                                                         ----------
          Net asset value and redemption price per share $    31.61
                                                         ----------
          Maximum offering price per share
            ($31.61/0.9700)                              $   32.59 (c)
                                                         ----------
          Class N:
          Net assets                                     $5,537,890
          Shares outstanding                                178,144
                                                         ----------
          Net asset value and offering price per share   $   31.09 (a)
                                                         ----------
          Class Z:
          Net assets                                     $  149,860
          Shares outstanding                                 20,676
                                                         ----------
          Net asset value and offering price per share   $     7.25(d)
                                                         ----------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) On sales of $10,000 or more the offering price is reduced.
(d) Redemption price per share is equal to net asset value less any applicable redemption fee.

See notes to financial statements.

 Statement of Operations


For the Year Ended August 31, 2003

            Investment Income:
            Dividends                                    $  93,366
            Interest                                         7,476
                                                         ---------
               Total Investment Income (net of foreign
                taxes withheld of $12,682)                 100,842
                                                         ---------

            Expenses:
            Management fee                                 156,361
            Administration fee                              41,148
            Distribution fee:
               Class B                                      35,673
               Class C                                      11,363
               Class J                                           7
               Class N                                      42,963
            Service fee:
               Class A                                       9,899
               Class B                                      11,891
               Class C                                       3,778
               Class J                                           7
               Class N                                      14,321
            Agency fee:
               Class J                                           3
               Class N                                       5,728
            Pricing and bookkeeping fees                    13,526
            Transfer agent fees                             92,393
            Trustees' fee                                    7,028
            Custody fee                                     18,754
            Audit fee                                       32,241
            Registration fee                                62,248
            Reports to shareholders                         71,543
            Other expenses                                   6,825
                                                         ---------
               Total Operating Expenses                    637,700
            Fees and expenses waived or reimbursed by
              Advisor/Administrator                       (214,308)
            Custody earnings credit                            (28)
                                                         ---------
               Net Operating Expenses                      423,364
            Interest expense                                 2,216
                                                         ---------
               Net Expenses                                425,580
                                                         ---------
            Net Investment Loss                           (324,738)
                                                         ---------

           Net Realized and Unrealized Gain (Loss)
             on Investments and Foreign Currency:
           Net realized loss on:
              Investments                                $(7,847,386)
              Foreign currency transactions                  (47,848)
                                                         -----------
               Net realized loss                          (7,895,234)
                                                         -----------
           Net change in unrealized appreciation/
             depreciation on:
              Investments                                  7,019,470
              Foreign currency translations                    4,055
                                                         -----------
               Net change in unrealized appreciation/
                depreciation                               7,023,525
                                                         -----------
           Net Loss                                         (871,709)
                                                         -----------
           Net Decrease in Net Assets from Operations    $(1,196,447)
                                                         -----------

See notes to financial statements.

 Statement of Changes in Net Assets

                                            Year Ended August 31,
            Increase (Decrease)          ---------------------------
            in Net Assets:                   2003          2002
            -                            ---------------------------
            Operations:
            Net investment loss          $   (324,738) $   (569,460)
            Net realized loss on
              investments and foreign
              currency transactions        (7,895,234)  (16,201,166)
            Net change in unrealized
              appreciation/depreciation
              on investments and
              foreign currency
              translations                  7,023,525    11,685,137
                                         ------------  ------------
            Net Decrease from
              Operations                   (1,196,447)   (5,085,489)
                                         ------------  ------------

            Share Transactions:
            Class A:
               Subscriptions               48,669,672    53,717,678
               Redemptions                (49,579,832)  (56,627,716)
                                         ------------  ------------
                Net Decrease                 (910,160)   (2,910,038)
                                         ------------  ------------
            Class B:
               Subscriptions                2,098,255     2,711,804
               Redemptions                 (2,514,985)   (4,252,391)
                                         ------------  ------------
                Net Decrease                 (416,730)   (1,540,587)
                                         ------------  ------------
            Class C:
               Subscriptions               15,402,678    16,869,944
               Redemptions                (15,924,087)  (18,103,293)
                                         ------------  ------------
                Net Decrease                 (521,409)   (1,233,349)
                                         ------------  ------------
            Class N:
               Subscriptions                       --        76,471
               Redemptions                 (1,224,814)   (3,367,244)
                                         ------------  ------------
                Net Decrease               (1,224,814)   (3,290,773)
                                         ------------  ------------
            Class Z:
               Subscriptions                9,945,002    11,593,223
               Redemptions                (11,684,684)  (12,081,578)
               Redemption fees                 10,350            --
                                         ------------  ------------
                Net Decrease               (1,729,332)     (488,355)
                                         ------------  ------------
            Net Decrease from Share
              Transactions                 (4,802,445)   (9,463,102)
                                         ------------  ------------
            Total Decrease in Net Assets   (5,998,892)  (14,548,591)

                                           Year Ended August 31,
                                         -------------------------
                                             2003         2002
             -----------------------------------------------------

             Net Assets:
             Beginning of period         $21,451,617  $36,000,208
                                         -----------  -----------
             End of period (accumulated
               net investment loss of
               $(34,428) and $(601,704),
               respectively)             $15,452,725  $21,451,617
                                         -----------  -----------

             Changes in Shares:
             Class A:
                Subscriptions              7,733,574    6,768,357
                Redemptions               (7,860,078)  (7,059,212)
                                         -----------  -----------
                 Net Decrease               (126,504)    (290,855)
                                         -----------  -----------
             Class B:
                Subscriptions                352,873      360,078
                Redemptions                 (423,774)    (555,891)
                                         -----------  -----------
                 Net Decrease                (70,901)    (195,813)
                                         -----------  -----------
             Class C:
                Subscriptions              2,605,348    2,251,428
                Redemptions               (2,669,719)  (2,388,615)
                                         -----------  -----------
                 Net Decrease                (64,371)    (137,187)
                                         -----------  -----------
             Class N:
                Subscriptions                     --        1,940
                Redemptions                  (44,903)     (91,260)
                                         -----------  -----------
                 Net Decrease                (44,903)     (89,320)
                                         -----------  -----------
             Class Z:
                Subscriptions              1,557,220    1,462,193
                Redemptions               (1,807,821)  (1,495,715)
                                         -----------  -----------
                 Net Decrease               (250,601)     (33,522)
                                         -----------  -----------

See notes to financial statements.

 Notes to Financial Statements

August 31, 2003

Note 1. Accounting Policies

Organization:

Columbia Newport Japan Opportunities Fund (the "Fund") (formerly Liberty Newport Japan Opportunities Fund), a series of Columbia Funds Trust II (formerly Liberty Funds Trust II), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class J shares are sold with a front-end sales charge. Class N shares are subject to a CDSC. Class J and Class N shares are available for purchase only by residents and citizens of Japan. Class N shares automatically convert to Class J shares after five years, eliminating a portion of the distribution fee upon conversion. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchases of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price reported at the close of the principal securities exchanges on which the investments are made or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

August 31, 2003


Determination of Class Net Asset Values:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-date.

Foreign Currency Translations and Transactions:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward Currency Contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Redemption Fees:

Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. For the period February 10, 2003 to August 31, 2003, the redemption fee for Class Z shares amounted to $10,350. This amount, which is retained by the Fund, is accounted for as an addition to paid in capital. For the period February 10, 2003 through October 8, 2003, redemption fees were recorded as a component of paid in capital on Class Z. Effective October 9, 2003, redemption fees are allocated to paid in capital of each class proportionately for purposes of determining the net asset value of each class.

Other:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which

August 31, 2003

are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, capital loss carryforwards, post-October losses and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

                      Accumulated   Accumulated
                     Net Investment Net Realized  Paid-In
                          Loss          Loss      Capital
                     -------------- ------------ ---------
                        $892,014     $(528,145)  $(363,869)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                  Unrealized
                                 Appreciation*
                                 -------------
                                  $2,833,078
* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            ---------- ------------
                               2006    $    68,392
                               2007      1,707,149
                               2008        130,554
                               2009        845,766
                               2010     12,194,062
                               2011     16,408,445
                                       -----------
                                       $31,354,368
                                       -----------

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2003 for federal income tax purposes, post-October losses of $7,004,556 and $29,545 attributable to security transactions and foreign currency losses, respectively, were deferred to September 1, 2003.

Expired capital less carryforwards, if any, are recorded as a reduction of paid-in capital.

Note 3. Fees and Compensation Paid to Affiliates

On April 1, 2003, Newport Fund Management, Inc., the investment advisor to the Fund and Colonial Management Associates Inc., the administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Management Fee:

Columbia is the investment advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average daily net assets.

August 31, 2003


At a special meeting held on October 8, 2003, the Board of Trustees approved a new management fee structure to go into effect on November 1, 2003. Under the new structure, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

                                                     Annual
                    Average Daily Net Assets        Fee Rate
                    ------------------------        --------
                    First $1 billion                  0.95%
                    Next $1 billion to $1.5 billion   0.90%
                    Over $1.5 billion                 0.85%

Administration Fee:

Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees eliminated the administration fee effective November 1, 2003.

Pricing and Bookkeeping Fees:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a special meeting held on October 8, 2003, the Board of Directors approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

Underwriting Discounts, Service, Agency and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc. For the year ended August 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $16,155 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $719, $15,025 and $6,409 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C, Class J and Class N shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B, Class C and Class N shares and 0.25% annually of the average daily net assets attributable to Class J shares.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Class J and Class N shares pay an annual agency fee of 0.10% of the Class J and Class N average daily net assets to an agent in Japan to compensate the agent for, among other things, making certain filings and reports in Japan.

Expense Limits:

Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses so that total expenses (exclusive of service, agency and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.75% annually of the Fund's average daily net assets.

August 31, 2003


Other:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan, which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $28 of custody fees were reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

For the year ended August 31, 2003, purchases and sales of investments, other than short-term obligations, were $12,833,525 and $17,748,027, respectively.

Unrealized appreciation (depreciation) at August 31, 2003, based on cost of investments for federal income tax purposes, was:

                   Gross unrealized appreciation $3,059,634
                   Gross unrealized depreciation   (227,150)
                                                 ----------
                    Net unrealized appreciation  $2,832,484
                                                 ----------

Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line Of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings.

In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended August 31, 2003, the average daily loan balance outstanding on days where borrowings existed was $1,535,714 at a weighted average interest rate of 1.80%.

Note 6. Subsequent Event

On October 8, 2003, the Board of Trustees of the Fund voted to liquidate the Fund. The effective date of the liquidation will be December 5, 2003, or as soon thereafter as practicable.

 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                                                        Year Ended August 31,
                                                       -------------------------------------------------------
Class A Shares                                          2003 (a)   2002 (a)   2001 (a)    2000 (a)     1999
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    7.26  $    8.95  $   17.85  $   18.54    $   8.66
                                                       ---------  ---------  ---------  ---------    --------
Income from Investment Operations:
Net investment loss (b)                                    (0.10)     (0.12)     (0.20)     (0.28)      (0.13)
Net realized and unrealized gain (loss) on investments
  and foreign currency                                     (0.24)     (1.57)     (8.70)      0.28       10.01
                                                       ---------  ---------  ---------  ---------    --------
    Total from Investment Operations                       (0.34)     (1.69)     (8.90)        --        9.88
                                                       ---------  ---------  ---------  ---------    --------
Less Distributions Declared to
  Shareholders:
From net investment income                                    --         --         --      (0.69)         --
In excess of net investment income                            --         --         --         --(c)       --
                                                       ---------  ---------  ---------  ---------    --------
    Total Distributions Declared to Shareholders              --         --         --      (0.69)         --
                                                       ---------  ---------  ---------  ---------    --------
Net Asset Value, End of Period                         $    6.92  $    7.26  $    8.95  $   17.85    $  18.54
                                                       ---------  ---------  ---------  ---------    --------
Total return (d)(e)                                      (4.68)%   (18.88)%   (49.86)%    (0.68)%     114.09%
                                                       ---------  ---------  ---------  ---------    --------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (f)                                     2.00%      2.00%      2.00%      1.93%       2.00%
Interest expense                                           0.01%         --         --         --          --
Net expenses (f)                                           2.01%      2.00%      2.00%      1.93%       2.00%
Net investment loss (f)                                  (1.46)%    (1.46)%    (1.58)%    (1.28)%     (1.03)%
Waiver/reimbursement                                       1.25%      0.41%      0.15%        --%       0.46%
Portfolio turnover rate                                      81%        33%        11%        15%         27%
Net assets, end of period (000's)                      $   3,305  $   4,385  $   8,011  $  21,452    $ 17,091

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                    Year Ended August 31,
                                                    -----------------------------------------------------
Class B Shares                                      2003 (a)   2002 (a)   2001 (a)   2000 (a)     1999
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $   6.88  $    8.56  $   17.29  $  18.11    $   8.52
                                                    --------  ---------  ---------  --------    --------
Income from Investment Operations:
Net investment loss (b)                                (0.13)     (0.17)     (0.29)    (0.43)      (0.22)
Net realized and unrealized gain (loss) on
  investments
  and foreign currency                                 (0.24)     (1.51)     (8.44)     0.26        9.81
                                                    --------  ---------  ---------  --------    --------
    Total from Investment Operations                   (0.37)     (1.68)     (8.73)    (0.17)       9.59
                                                    --------  ---------  ---------  --------    --------
Less Distributions Declared to
  Shareholders:
From net investment income                                --         --         --     (0.65)         --
In excess of net investment income                        --         --         --        --(c)       --
                                                    --------  ---------  ---------  --------    --------
    Total Distributions Declared to Shareholders          --         --         --     (0.65)         --
                                                    --------  ---------  ---------  --------    --------
Net Asset Value, End of Period                      $   6.51  $    6.88  $    8.56  $  17.29    $  18.11
                                                    --------  ---------  ---------  --------    --------
Total return (d)(e)                                  (5.38)%   (19.63)%   (50.49)%   (1.62)%     112.56%
                                                    --------  ---------  ---------  --------    --------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (f)                                 2.75%      2.75%      2.75%     2.68%       2.75%
Interest expense                                       0.01%         --         --        --          --
Net expenses (f)                                       2.76%      2.75%      2.75%     2.68%       2.75%
Net investment loss (f)                              (2.14)%    (2.21)%    (2.33)%   (2.03)%     (1.78)%
Waiver/reimbursement                                   1.33%      0.41%      0.15%       --%       0.46%
Portfolio turnover rate                                  81%        33%        11%       15%         27%
Net assets, end of period (000's)                   $  5,190  $   5,969  $   9,109  $ 28,021    $ 21,333

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                     Year Ended August 31,
                                                    ------------------------------------------------------
Class C Shares                                       2003 (a)   2002 (a)   2001 (a)    2000 (a)     1999
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $    6.87  $    8.57  $   17.28  $   18.10    $   8.51
                                                    ---------  ---------  ---------  ---------    --------
Income from Investment Operations:
Net investment loss (b)                                 (0.13)     (0.17)     (0.29)     (0.43)      (0.22)
Net realized and unrealized gain (loss) on
  investments
  and foreign currency                                  (0.23)     (1.53)     (8.42)      0.26        9.81
                                                    ---------  ---------  ---------  ---------    --------
    Total from Investment Operations                    (0.36)     (1.70)     (8.71)     (0.17)       9.59
                                                    ---------  ---------  ---------  ---------    --------
Less Distributions Declared to
  Shareholders:
From net investment income                                 --         --         --      (0.65)         --
In excess of net investment income                         --         --         --         --(c)       --
                                                    ---------  ---------  ---------  ---------    --------
    Total Distributions Declared to Shareholders           --         --         --      (0.65)         --
                                                    ---------  ---------  ---------  ---------    --------
Net Asset Value, End of Period                      $    6.51  $    6.87  $    8.57  $   17.28    $  18.10
                                                    ---------  ---------  ---------  ---------    --------
Total return (d)(e)                                   (5.24)%   (19.84)%   (50.41)%    (1.62)%     112.69%
                                                    ---------  ---------  ---------  ---------    --------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (f)                                  2.75%      2.75%      2.75%      2.68%       2.75%
Interest expense                                        0.01%         --         --         --          --
Net expenses (f)                                        2.76%      2.75%      2.75%      2.68%       2.75%
Net investment loss (f)                               (2.12)%    (2.21)%    (2.33)%    (2.03)%     (1.78)%
Waiver/reimbursement                                    1.38%      0.41%      0.15%        --%       0.46%
Portfolio turnover rate                                   81%        33%        11%        15%         27%
Net assets, end of period (000's)                   $   1,268  $   1,780  $   3,395  $  11,161    $  8,167

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                                                      Period Ended
                                                Year Ended August 31,  August 31,
                                                -------------------     2001 (a)
Class J Shares                                    2003        2002    ------------
----------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  33.22   $   41.00   $   80.68
                                                --------   ---------   ---------
Income from Investment Operations:
Net investment loss (b)                            (0.49)      (0.66)      (1.08)
Net realized and unrealized loss on investments
  and foreign currency                             (1.12)      (7.12)     (38.60)
                                                --------   ---------   ---------
    Total from Investment Operations               (1.61)      (7.78)     (39.68)
                                                --------   ---------   ---------
Net Asset Value, End of Period                  $  31.61   $   33.22   $   41.00
                                                --------   ---------   ---------
Total return (c)(d)                              (4.85)%    (18.98)%    (49.18)%(e)
                                                --------   ---------   ---------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (f)                             2.35%       2.35%       2.35%(g)
Interest expense                                   0.01%          --          --
Net expenses (f)                                   2.36%       2.35%       2.35%(g)
Net investment loss (f)                          (1.63)%     (1.81)%     (1.93)%(g)
Waiver/reimbursement                               1.36%       0.41%       0.15%(g)
Portfolio turnover rate                              81%         33%         11%
Net assets, end of period (000's)               $      3   $       3   $       4

(a) Class J shares were initially offered on September 20, 2000. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                          Year Ended            Period Ended
                                                          August 31,             August 31,
                                                ------------------------------    2000 (a)
Class N Shares                                    2003       2002       2001    ------------
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $  32.87  $   40.78  $   82.43    $  91.37
                                                --------  ---------  ---------    --------
Income from Investment Operations:
Net investment loss (b)                            (0.66)     (0.84)     (1.40)      (0.16)
Net realized and unrealized loss on investments
  and foreign currency                             (1.12)     (7.07)    (40.25)      (8.78)
                                                --------  ---------  ---------    --------
    Total from Investment Operations               (1.78)     (7.91)    (41.65)      (8.94)
                                                --------  ---------  ---------    --------
Net Asset Value, End of Period                  $  31.09  $   32.87  $   40.78    $  82.43
                                                --------  ---------  ---------    --------
Total return (c)(d)                              (5.42)%   (19.40)%   (50.53)%     (9.78)%(e)
                                                --------  ---------  ---------    --------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (f)                             2.85%      2.85%      2.85%       2.78%(g)
Interest expense                                   0.01%         --         --          --
Net expenses (f)                                   2.86%      2.85%      2.85%       2.78%(g)
Net investment loss (f)                          (2.23)%    (2.31)%    (2.43)%     (2.55)%(g)
Waiver/reimbursement                               1.32%      0.41%      0.15%         --%
Portfolio turnover rate                              81%        33%        11%         15%
Net assets, end of period (000's)               $  5,538  $   7,332  $  12,738    $ 32,035

(a) Class N shares were initially offered on May 15, 2000. Per share data and total return reflect activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g) Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                       Year Ended August 31,
                                                    ----------------------------------------------------------
Class Z Shares                                        2003 (a)     2002 (a)   2001 (a)    2000 (a)      1999
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $    7.31     $    9.00  $   18.00  $   18.70    $    8.71
                                                    ---------     ---------  ---------  ---------    ---------
Income from Investment Operations:
Net investment loss (b)                                 (0.07)        (0.10)     (0.17)     (0.22)       (0.10)
Net realized and unrealized gain (loss)
  on investments and foreign currency                   (0.14)(c)     (1.59)     (8.83)      0.23        10.09
                                                    ---------     ---------  ---------  ---------    ---------
    Total from Investment Operations                    (0.21)        (1.69)     (9.00)      0.01         9.99
                                                    ---------     ---------  ---------  ---------    ---------
Less Distributions Declared to
  Shareholders:
From net investment income                                 --            --         --      (0.71)          --
In excess of net investment income                         --            --         --         --(d)        --
                                                    ---------     ---------  ---------  ---------    ---------
    Total Distributions Declared to Shareholders           --            --         --      (0.71)          --
                                                    ---------     ---------  ---------  ---------    ---------
Redemption Fees:
Redemption fees added to paid-in capital (b)             0.15(b)        N/A        N/A        N/A          N/A
                                                    ---------     ---------  ---------  ---------    ---------
Net Asset Value, End of Period                      $    7.25     $    7.31  $    9.00  $   18.00    $   18.70
                                                    ---------     ---------  ---------  ---------    ---------
Total return (e)(f)                                   (0.82)%      (18.78)%   (50.00)%    (0.66)%      114.70%
                                                    ---------     ---------  ---------  ---------    ---------
Ratios to Average Net Assets/
  Supplemental Data:
Operating expenses (g)                                  1.75%         1.75%      1.75%      1.68%        1.75%
Interest expense                                        0.01%            --         --         --           --
Net expenses (g)                                        1.76%         1.75%      1.75%      1.68%        1.75%
Net investment loss (g)                               (1.00)%       (1.21)%    (1.33)%    (1.03)%      (0.78)%
Waiver/reimbursement                                    1.07%         0.41%      0.15%        --%        0.46%
Portfolio turnover rate                                   81%           33%        11%        15%          27%
Net assets, end of period (000's)                   $     150     $   1,984  $   2,744  $   5,272    $   2,971

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 Auditor's Opinion


               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of Columbia Funds Trust II and the Shareholders of Columbia Newport Japan Opportunities Fund

We have audited the accompanying statement of assets and liabilities of Columbia Newport Japan Opportunities Fund (formerly, Liberty Newport Japan Opportunities Fund) (one of the portfolios constituting Columbia Funds Trust II (formerly, Liberty Funds Trust II), the "Trust"), including the Investment Portfolio, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Newport Japan Opportunities Fund of Columbia Funds Trust II, at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                          /s/ Ernst & Young LLP
Boston, Massachusetts
October 17, 2003

 Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 12 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Fund now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                Number of
                                       Year First                                             Portfolios in
                              Position Elected or                                             Columbia Funds
                                with    Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds   to Office/1/         During Past Five Years              by Trustee
--------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice President - Strategy of            124
P.O. Box 66100                                      United Airlines (airline) since
Chicago, IL 60666                                   December, 2002 (formerly President of
                                                    UAL Loyalty Services (airline) from
                                                    September, 2001 to December, 2002;
                                                    Executive Vice President and Chief
                                                    Financial Officer of United Airlines
                                                    from March, 1993 to September, 2001;
                                                    Senior Vice President and Chief
                                                    Financial Officer of UAL, Inc. prior
                                                    thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative Officer and Senior           124
3100 West Beaver Road                               Vice President, Kmart Holding
Troy, MI 48084-3163                                 Corporation since September, 2003
                                                    (formerly Executive Vice
                                                    President-Corporate Development and
                                                    Administration, General Counsel and
                                                    Secretary, Kellogg Company (food
                                                    manufacturer), from September, 1999 to
                                                    August, 2003; Senior Vice President,
                                                    Secretary and General Counsel, Sara Lee
                                                    Corporation (branded, packaged,
                                                    consumer-products manufacturer) from
                                                    January, 1995 to September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since August, 1987            126/3/
10701 Charleston Drive                              (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                Officer, U.S. Plywood Corporation
                                                    (building products manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics, University of             124
Department of Economics                             Washington, since January, 1976; Ford
University of Washington                            and Louisa Van Voorhis Professor of
Seattle, WA 98195                                   Political Economy, University of
                                                    Washington, since September, 1993;
                                                    Director, Institute for Economic
                                                    Research, University of Washington,
                                                    since September, 2001; Adjunct
                                                    Professor of Statistics, University of
                                                    Washington, since September, 1980;
                                                    Associate Editor, Journal of Money
                                                    Credit and Banking, since September,
                                                    1993; consultant on econometric and
                                                    statistical matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President and Dean of          127/3,4/
84 College Road                                     Faculties since August, 1999, Boston
Chestnut Hill, MA 02467-3838                        College (formerly Dean, Boston College
                                                    School of Management from September,
                                                    1977 to September, 1999.

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie L.L.P. (formerly            124
1211 S.W. 5th Avenue                                Partner, Stoel Rives Boley Jones &
Suite 1500                                          Grey).
Portland, OR 97204

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant since 1999                    124
2208 Tawny Woods Place                              (formerly Professor of Finance from
Boise, ID 83706                                     1975 to 1999 and Dean from 1977 to
                                                    1991, College of Business, Boise State
                                                    University); Chartered Financial
                                                    Analyst.


                                                       Other
        Principal Occupation(s)                    Directorships
        During Past Five Years                         Held
---------------------------------------------------------------------------

Executive Vice President - Strategy of                  None
United Airlines (airline) since
December, 2002 (formerly President of
UAL Loyalty Services (airline) from
September, 2001 to December, 2002;
Executive Vice President and Chief
Financial Officer of United Airlines
from March, 1993 to September, 2001;
Senior Vice President and Chief
Financial Officer of UAL, Inc. prior
thereto).

Chief Administrative Officer and Senior                 None
Vice President, Kmart Holding
Corporation since September, 2003
(formerly Executive Vice
President-Corporate Development and
Administration, General Counsel and
Secretary, Kellogg Company (food
manufacturer), from September, 1999 to
August, 2003; Senior Vice President,
Secretary and General Counsel, Sara Lee
Corporation (branded, packaged,
consumer-products manufacturer) from
January, 1995 to September, 1999).

Private Investor since August, 1987                     None
(formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation
(building products manufacturer)).

Professor of Economics, University of                   None
Washington, since January, 1976; Ford
and Louisa Van Voorhis Professor of
Political Economy, University of
Washington, since September, 1993;
Director, Institute for Economic
Research, University of Washington,
since September, 2001; Adjunct
Professor of Statistics, University of
Washington, since September, 1980;
Associate Editor, Journal of Money
Credit and Banking, since September,
1993; consultant on econometric and
statistical matters.

Academic Vice President and Dean of      Saucony, Inc. (athletic footwear);
Faculties since August, 1999, Boston              SkillSoft Corp.
College (formerly Dean, Boston College              (E-Learning)
School of Management from September,
1977 to September, 1999.

Partner, Perkins Coie L.L.P. (formerly                  None
Partner, Stoel Rives Boley Jones &
Grey).


Business Consultant since 1999                          None
(formerly Professor of Finance from
1975 to 1999 and Dean from 1977 to
1991, College of Business, Boise State
University); Chartered Financial
Analyst.

                                                                                                 Number of
                                        Year First                                             Portfolios in
                              Position  Elected or                                             Columbia Funds
                                with     Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds    to Office/1/         During Past Five Years              by Trustee
---------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director, William Blair                 124
27 West Monroe Street,                               Capital Partners (private equity
Suite 3500                                           investing) since September, 1994
Chicago, IL 60606                                    (formerly Chief Executive Officer and
                                                     Chairman of the Board of Directors,
                                                     Continental Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on educational             125/4/
359 Stickney Hill Road                               systems needs (formerly General
Hopkinton, NH 03229                                  Manager, Global Education Industry from
                                                     1994 to 1997, and President,
                                                     Applications Solutions Division from
                                                     1991 to 1994, IBM Corporation (global
                                                     education and global applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief Executive Officer,            124
100 S.W. Market Street                               The Regence Group (healthcare
#1500                                                maintenance organization) (formerly
Portland, OR 97207                                   Chairman and Chief Executive Officer,
                                                     BlueCross BlueShield of Oregon;
                                                     Certified Public Accountant, Arthur
                                                     Young & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park Avenue Equity          126/3/
399 Park Avenue                                      Partners (private equity) since
Suite 3204                                           February, 1999 (formerly Founding
New York, NY 10022                                   Partner, Development Capital LLC from
                                                     November 1996 to February, 1999; Dean
                                                     and Professor, College of Business and
                                                     Management, University of Maryland from
                                                     October, 1992 to November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President and Chief            125/5/
One Financial Center          Chairman               Operating Officer of Columbia
Boston, MA 02111               of the                Management Group, Inc. (Columbia
                                Board                Management) since December, 2001 and
                                 and                 Director, Executive Vice President and
                              President              Chief Operating Officer of the Advisor
                                                     since April, 2003 (formerly Chief
                                                     Operations Officer of Mutual Funds,
                                                     Liberty Financial Companies, Inc. from
                                                     August, 2000 to November, 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham Incorporated (Stein Roe) from
                                                     April, 1999 to April, 2003; Director of
                                                     Colonial Management Associates, Inc.
                                                     (Colonial) from April, 1999 to April,
                                                     2003; Director of Stein Roe from
                                                     September, 2000 to April, 2003)
                                                     President of Columbia Funds and Galaxy
                                                     Funds since February, 2003 (formerly
                                                     Vice President from September 2002 to
                                                     February 2003); Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October, 2000; (formerly Vice
                                                     President of the Columbia Funds from
                                                     April, 1999 to August, 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from
                                                     December, 1993 to March, 1999).


                                                      Other
        Principal Occupation(s)                   Directorships
        During Past Five Years                        Held
------------------------------------------------------------------------

Managing Director, William Blair         Anixter International (network
Capital Partners (private equity         support equipment distributor),
investing) since September, 1994         Jones Lang LaSalle (real estate
(formerly Chief Executive Officer and       management services) and
Chairman of the Board of Directors,       MONY Group (life insurance).
Continental Bank Corporation prior
thereto).

Author and speaker on educational           Chairman of the Board of
systems needs (formerly General           Directors, Enesco Group, Inc.
Manager, Global Education Industry from      (designer, importer and
1994 to 1997, and President,               distributor of giftware and
Applications Solutions Division from             collectibles).
1991 to 1994, IBM Corporation (global
education and global applications)).

Chairman and Chief Executive Officer,       NW Natural, a natural gas
The Regence Group (healthcare                   service provider
maintenance organization) (formerly
Chairman and Chief Executive Officer,
BlueCross BlueShield of Oregon;
Certified Public Accountant, Arthur
Young & Company).


Managing Partner, Park Avenue Equity     Lee Enterprises (print media),
Partners (private equity) since           WR Hambrecht + Co. (financial
February, 1999 (formerly Founding          service provider) and First
Partner, Development Capital LLC from         Health (healthcare).
November 1996 to February, 1999; Dean
and Professor, College of Business and
Management, University of Maryland from
October, 1992 to November, 1996).

Executive Vice President and Chief                    None
Operating Officer of Columbia
Management Group, Inc. (Columbia
Management) since December, 2001 and
Director, Executive Vice President and
Chief Operating Officer of the Advisor
since April, 2003 (formerly Chief
Operations Officer of Mutual Funds,
Liberty Financial Companies, Inc. from
August, 2000 to November, 2001;
Executive Vice President of Stein Roe &
Farnham Incorporated (Stein Roe) from
April, 1999 to April, 2003; Director of
Colonial Management Associates, Inc.
(Colonial) from April, 1999 to April,
2003; Director of Stein Roe from
September, 2000 to April, 2003)
President of Columbia Funds and Galaxy
Funds since February, 2003 (formerly
Vice President from September 2002 to
February 2003); Manager of Stein Roe
Floating Rate Limited Liability Company
since October, 2000; (formerly Vice
President of the Columbia Funds from
April, 1999 to August, 2000; Chief
Operating Officer and Chief Compliance
Officer, Putnam Mutual Funds from
December, 1993 to March, 1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

 Officers and Transfer Agent

                                               Year First
                                               Elected or
                               Position with   Appointed               Principal Occupation(s)
Name, address and age          Columbia Funds  to Office               During Past Five Years
------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting    2001    Controller of the Columbia Funds and of the
One Financial Center            Officer and               Liberty All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller               Accounting Officer of the Columbia Funds and
                                                          Liberty All-Star Funds since June, 2001;
                                                          Controller and Chief Accounting Officer of the
                                                          Galaxy Funds since September, 2002 (formerly Vice
                                                          President, Corporate Audit, State Street Bank and
                                                          Trust Company from May, 1998 to April, 2001;
                                                          Audit Manager from July, 1994 to June, 1997;
                                                          Senior Audit Manager from July, 1997 to May,
                                                          1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer        2000    Treasurer of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003
                                                          (formerly Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from February, 1998 to
                                                          October, 2000); Treasurer of the Galaxy Funds
                                                          since September, 2002; Treasurer, Columbia
                                                          Management Multi-Strategy Hedge Fund, LLC since
                                                          December, 2002 (formerly Vice President of
                                                          Colonial from February, 1998 to October, 2000 and
                                                          Senior Tax Manager, Coopers & Lybrand, LLP from
                                                          April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Newport Japan Opportunities Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Newport Japan Opportunities Fund

Columbia Newport Japan Opportunities Fund Annual Report, August 31, 2003

[LOGO](R) ColumbiaFunds

A Member of Columbia Management Group

(c)2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 WWW.columbiafunds.com


                                               734-02/215P-0803 (10/03) 03/2928

                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                          Holliston, MA Permit NO. 20

                                    [GRAPHIC]


                      Columbia Newport Greater China Fund

                                 Annual Report
                                August 31, 2003

                          We are now Columbia Funds!

 INSIDE -- Management's discussion of the changes effective as of October 13,
                                     2003.

 President's Message

[PHOTO]

Joseph R. Palombo



Dear Shareholder:

As you know, the fund you invest in has long been associated with a larger investment management organization. In the 1990s, it was affiliated with Liberty Financial, whose asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms that were brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step forward in this process by changing the name of our funds from Liberty to Columbia. For example, Newport Greater China was changed to Columbia Newport Greater China Fund. We have also modified certain fund names that existed under both the Liberty and Columbia brands.

As a result of these fund name changes, most fund CUSIP numbers have changed. (A CUSIP is a unique identification number assigned to each class of a mutual fund by the Committee on Uniform Security Identification Procedures.) However, ticker symbols have not changed. A list of new fund names and other information related to these changes are available online at www.columbiafunds.com, our new website address.

A consolidated identity
The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for our shareholders to do business with us. All funds will be listed under the "Columbia" name in the mutual fund listings section of your newspaper (as long as they meet the newspaper's listing requirements). All service inquires will be handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What will not change is our commitment to fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call shareholder services at 800-345-6611.

In the report that follows, your portfolio manager talks in depth about investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo
Joseph R. Palombo
President

  Net asset value per share as of 8/31/03 ($)

                                 Class A 17.88
                                 Class B 17.51
                                 Class C 17.76
                                 Class Z 18.51

  Distributions declared per share 9/1/02-8/31/03 ($)

                                  Class A 0.08
                                  Class B 0.00
                                  Class C 0.00
                                  Class Z 0.12

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 Performance Information

Value of a $10,000 investment
5/16/97--8/31/03

 Performance of a $10,000 investment 5/16/97--8/31/03 ($)

                                without sales with sales
                                   charge       charge
                        --------------------------------
                        Class A    13,782       12,990
                        --------------------------------
                        Class B    13,223       13,223
                        --------------------------------
                        Class C    13,414       13,414
                        --------------------------------
                        Class Z    14,374          n/a

                                     [CHART]

                         Liberty Newport    Liberty Newport
                        Greater China - A  Greater China - A
                             Without           With Sales        MSCI China
                           Sales Charge          Charge           Index GD
                        -----------------  ------------------    -----------
                               10,000            9,425
05/17/1997 - 05/31/1997        13,418           12,646             10,000
06/01/1997 - 06/30/1997        14,415           13,586             10,224
07/01/1997 - 07/31/1997        15,104           14,236             11,624
08/01/1997 - 08/31/1997        13,417           12,645             12,309
09/01/1997 - 09/30/1997        13,701           12,913             10,262
10/01/1997 - 10/31/1997        10,149            9,565              8,596
11/01/1997 - 11/30/1997         9,631            9,077              7,040
12/01/1997 - 12/31/1997         9,887            9,319              6,832
01/01/1998 - 01/31/1998         7,778            7,331              5,094
02/01/1998 - 02/28/1998        10,474            9,872              6,901
03/01/1998 - 03/31/1998        10,346            9,751              6,723
04/01/1998 - 04/30/1998         9,352            8,814              6,030
05/01/1998 - 05/31/1998         7,944            7,487              5,239
06/01/1998 - 06/30/1998         6,852            6,458              4,422
07/01/1998 - 07/31/1998         5,963            5,621              3,622
08/01/1998 - 08/31/1998         4,774            4,499              2,641
09/01/1998 - 09/30/1998         6,287            5,926              3,782
10/01/1998 - 10/31/1998         7,770            7,323              4,159
11/01/1998 - 11/30/1998         8,049            7,586              4,291
12/01/1998 - 12/31/1998         7,892            7,438              3,937
01/01/1999 - 01/31/1999         7,097            6,689              3,205
02/01/1999 - 02/28/1999         6,968            6,568              3,069
03/01/1999 - 03/31/1999         7,756            7,310              3,487
04/01/1999 - 04/30/1999         9,000            8,482              4,362
05/01/1999 - 05/31/1999         8,818            8,311              4,372
06/01/1999 - 06/30/1999        10,867           10,242              6,420
07/01/1999 - 07/31/1999        10,336            9,741              5,619
08/01/1999 - 08/31/1999        10,579            9,970              5,574
09/01/1999 - 09/30/1999         9,986            9,412              5,351
10/01/1999 - 10/31/1999        10,366            9,770              4,919
11/01/1999 - 11/30/1999        12,096           11,400              4,825
12/01/1999 - 12/31/1999        13,241           12,480              4,462
01/01/2000 - 01/31/2000        13,302           12,537              4,268
02/01/2000 - 02/29/2000        14,425           13,595              3,484
03/01/2000 - 03/31/2000        15,760           14,854              3,564
04/01/2000 - 04/30/2000        14,061           13,253              3,900
05/01/2000 - 05/31/2000        13,552           12,773              3,970
06/01/2000 - 06/30/2000        15,009           14,146              4,500
07/01/2000 - 07/31/2000        15,503           14,612              4,415
08/01/2000 - 08/31/2000        15,162           14,290              4,236
09/01/2000 - 09/30/2000        14,114           13,303              3,721
10/01/2000 - 10/31/2000        13,287           12,523              3,547
11/01/2000 - 11/30/2000        12,574           11,851              3,075
12/01/2000 - 12/31/2000        13,121           12,366              3,100
01/01/2001 - 01/31/2001        14,107           13,296              3,549
02/01/2001 - 02/28/2001        13,652           12,867              3,226
03/01/2001 - 03/31/2001        12,445           11,729              2,703
04/01/2001 - 04/30/2001        13,408           12,637              2,977
05/01/2001 - 05/31/2001        13,363           12,594              3,058
06/01/2001 - 06/30/2001        13,074           12,322              3,159
07/01/2001 - 07/31/2001        12,436           11,721              2,731
08/01/2001 - 08/31/2001        11,313           10,662              2,140
09/01/2001 - 09/30/2001        10,175            9,590              2,067
10/01/2001 - 10/31/2001        10,592            9,983              2,120
11/01/2001 - 11/30/2001        11,472           10,813              2,327
12/01/2001 - 12/31/2001        11,737           11,062              2,335
01/01/2002 - 01/31/2002        11,714           11,040              2,116
02/01/2002 - 02/28/2002        11,629           10,961              2,133
03/01/2002 - 03/31/2002        12,342           11,633              2,252
04/01/2002 - 04/30/2002        12,879           12,139              2,352
05/01/2002 - 05/31/2002        12,864           12,124              2,387
06/01/2002 - 06/30/2002        12,236           11,532              2,307
07/01/2002 - 07/31/2002        11,501           10,839              2,206
08/01/2002 - 08/31/2002        10,949           10,319              2,163
09/01/2002 - 09/30/2002        10,220            9,633              1,991
10/01/2002 - 10/31/2002        10,251            9,662              2,003
11/01/2002 - 11/30/2002        10,849           10,225              2,085
12/01/2002 - 12/31/2002        10,272            9,681              2,007
01/01/2003 - 01/31/2003        10,487            9,884              2,103
02/01/2003 - 02/28/2003        10,356            9,761              2,050
03/01/2003 - 03/31/2003         9,902            9,332              1,971
04/01/2003 - 04/30/2003         9,994            9,419              1,974
05/01/2003 - 05/31/2003        11,072           10,435              2,226
06/01/2003 - 06/30/2003        11,519           10,857              2,369
07/01/2003 - 07/31/2003        12,645           11,918              2,604
08/01/2003 - 08/31/2003        13,782           12,990              2,776

Mutual fund performance changes over time. Please visit www.columbiafunds.com for daily performance updates.
Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) China Index is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. Country indices are based on MSCI market indices, assuming dividends are reinvested. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Index performance is from May 31, 1997.
Shares of the Columbia Newport Greater China Fund were offered during a subscription period that began June 20, 1997 and ended July 25, 1997. The subscription proceeds were invested into the fund on July 25, 1997. The fund's performance returns are calculated from its inception date of May 16, 1997.

        Average annual total return as of 8/31/03 (%)
        Share class       A              B              C           Z
        Inception      5/16/97        5/16/97        5/16/97     5/16/97
        ----------------------------------------------------------------
                    without  with  without  with  without  with  without
                     sales  sales   sales  sales   sales  sales   sales
                    charge  charge charge  charge charge  charge charge
        ----------------------------------------------------------------
        1-year       25.84   18.60  24.89   19.89  24.89  23.89   29.51
        ----------------------------------------------------------------
        5-year       23.62   22.16  22.59   22.41  23.02  23.02   24.49
        ----------------------------------------------------------------
        Life          5.23    4.24   4.54    4.54   4.78   4.78    5.94
        ----------------------------------------------------------------

        Average annual total return as of 6/30/03 (%)
        Share class       A              B              C           Z
        ----------------------------------------------------------------
                    without  with  without  with  without  with  without
                     sales  sales   sales  sales   sales  sales   sales
                    charge  charge charge  charge charge  charge charge
        ----------------------------------------------------------------
        1-year       -5.85  -11.26  -6.56  -11.24  -6.66  -7.59   -3.31
        ----------------------------------------------------------------
        5-year       10.95    9.65  10.14    9.86  10.41  10.41   11.72
        ----------------------------------------------------------------
        Life          2.34    1.36   1.68    1.68   1.90   1.90    3.02
        ----------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes varies based on differences in sales charges and fees associated with each class.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

 Portfolio Manager's Report


                  Top 10 holdings as of 8/31/03 (%)
                  Taiwan Semiconductor Manufacturing                5.7
                  Beijing Datang Power Generation                   5.0
                  Huaneng Power International                       5.0
                  China Merchants Holdings International            4.7
                  Hutchison Whampoa                                 4.6
                  Sun Hung Kai Properties                           4.5
                  Zhejiang Expressway                               4.4
                  Hong Kong & China Gas                             4.4
                  PetroChina                                        4.2
                  China Mobile                                      4.1

                  Portfolio breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain these holdings in the future.

                  Bought
                  ----------------------------------

                  PetroChina (4.2% of net assets). As China's economy continues to grow, we believe this oil exploration and distribution company should benefit from higher consumption levels and energy prices.

                  Sold
                  ----------------------------------
                  Huaneng Power International (5.0% of net assets). We
                  took profits in this electric utility company, because it
                  reached what we believe was fair valuation. A reduced
                  position remains in the portfolio.

For the 12-month period ended August 31, 2003, class A shares of Columbia Newport Greater China Fund returned 25.84% without sales charge. The fund's performance was lower than its benchmark, the MSCI China Index, which returned 28.35%. While the MSCI China Index is a reasonable proxy for stock market performance in China, it is not a perfect match with the fund's investment universe, which includes companies in Hong Kong and Taiwan in its definition of "greater" China. During the period, the performance of investments in Hong Kong and Taiwan lagged that of investments in China and were instrumental in the fund's underperformance relative to its index. The fund also underperformed the Lipper China Region Funds Category average, which was 27.75%/2/.

The fund participated in a strong rally for stocks within the greater China region, most of which took place in the second half of the reporting period. However, the fund's position in consumer staples stocks detracted somewhat from its return relative to its benchmark, as investors shifted their focus away from these defensive stocks to more economically-sensitive companies, which typically do well when economic growth picks up.

An improving investment environment
At the beginning of the 12-month period, the investment environment in greater China was clouded by a struggling global economy, the SARS (severe acute respiratory syndrome) epidemic and uncertainty about war in Iraq. However, economic activity picked up in the spring when the war ended and the SARS epidemic appeared under control. The region's stock markets rallied on better economic news, and the fund registered strong gains for the balance of the period.

Utility companies contributed most to performance
The fund's investments in the utility sector accounted for a significant portion of its returns. As China's economy has expanded, the demand and costs for energy have been moving higher, increasing the value of many of the country's utility companies. Portfolio holdings, such as Beijing Datang Power Generation Co., Ltd., which develops and operates power plants, and Huaneng Power International, Inc., which owns and operates coal-fired power plants throughout China, were the fund's best performers for the period (5.0% and 5.0% of net assets, respectively)./1/
------------
/1/ Holdings are disclosed as of August 31, 2003 and are subject to change.
/2/ Lipper Inc., a widely respected data provider in the industry, calculates an average of total returns for mutual funds with similar objectives as the fund.

Despite its strong performance, we reduced our position in Huaneng Power when it reached what we believe was fair valuation. We used some of the proceeds from the sale of this stock to purchase PetroChina Co. Ltd. (4.2% of net assets), an oil exploration and distribution company, which also performed well during the period.

Industrials and information technology stocks made a strong showing
The fund's investments in the industrial and information technology sectors also helped boost the return. Long-term holding Johnson Electric Holdings Ltd. (2.4% of net assets), a company that produces micro motors that are used to power automobile seats, rearview mirrors and other devices, was an important driver of performance.

In information technology, Taiwan Semiconductor Manufacturing Co. Ltd. (5.7% of net assets) led performance. The company benefited from an improving global economy and an upturn in the technology sector. Hong Kong-based Legend Group Ltd. and Taiwan-based motherboard manufacturer Asustek Computer, Inc. (2.6% and 1.9% of net assets, respectively) also added to the fund's return. A personal computer manufacturer, Legend leads the market in sales of computers to China.

Long-term growth prospects remain positive
Although we are optimistic about the long-term prospects for greater China, we would not be surprised by a slowdown in the Chinese economy. The US consumer has been a major part of China's export growth, and the relatively high level of consumer spending in the US may not be sustainable. In addition, China's economic planners have made policy changes that suggest they want to slow economic growth. We believe such a move would be healthy, because it could position China for steadier and more robust growth over the long term.

/s/ Chris Legallet

Chris Legallet has managed or co-managed the fund since it commenced operations in May, 1997.


 International investing offers significant long-term growth potential, but also involves certain risks. These risks include currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. A portfolio of stocks from a single region poses additional risks due to limited diversification.

 Top 5 sectors as of 08/31/03 (%)

                                     [CHART]

Industrials                 25.9
Information technology      15.8
Financials                  15.1
Utilities                   14.9
Consumer discretionary       7.9


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain this breakdown in the future.

 Investment Portfolio

August 31, 2003

          Common Stocks - 94.0%                     Shares      Value
          -----------------------------------------------------------
          CONSUMER DISCRETIONARY - 7.9%
          Distributors - 5.2%
          China Resources
           Enterprise Ltd.                         652,000 $  631,163
          Giordano International Ltd.              496,000    206,687
          Li & Fung Ltd.                         1,132,000  1,930,391
                                                           ----------
                                                            2,768,241
                                                           ----------

          Hotels, Restaurants & Leisure - 0.9%
          Cafe de Coral Holdings Ltd.              554,000    461,711
                                                           ----------

          Media - 1.8%
          Television Broadcasts Ltd.               230,000    970,222
                                                           ----------

          -----------------------------------------------------------
          CONSUMER STAPLES - 1.2%
          Food & Drug Retailing - 1.2%
          Convenience Retail Asia Ltd.           2,480,000    651,858
                                                           ----------

          -----------------------------------------------------------
          ENERGY - 6.1%
          Oil & Gas - 6.1%
          CNOOC Ltd.                               554,500  1,030,900
          PetroChina Co., Ltd.                   6,378,000  2,228,426
                                                           ----------
                                                            3,259,326
                                                           ----------

          -----------------------------------------------------------
          FINANCIALS - 15.1%
          Banks - 4.8%
          ChinaTrust Financial Holding Co., Ltd. 1,962,480  1,600,380
          Hang Seng Bank Ltd.                       82,100    907,924
          JCG Holdings Ltd.                         66,000     39,138
                                                           ----------
                                                            2,547,442
                                                           ----------

          Diversified Financials - 2.0%
          Swire Pacific Ltd.                       185,000  1,038,946
                                                           ----------

          Real Estate - 8.3%
          Cheung Kong Holdings Ltd.                114,000    884,316
          Henderson Land Development Co., Ltd.     296,000  1,119,595
          Sun Hung Kai Properties Ltd.             332,000  2,405,103
                                                           ----------
                                                            4,409,014
                                                           ----------

          -----------------------------------------------------------
          HEALTH CARE - 0.7%
          Health Care Equipment & Supplies - 0.7%
          Pihsiang Machinery Manufacturing
           Co., Ltd.                               119,000    387,474
                                                           ----------

                                                    Shares      Value
          -----------------------------------------------------------
          INDUSTRIALS - 25.9%
          Electrical Equipment - 3.0%
          Johnson Electric Holdings Ltd.           837,500 $1,299,324
          Phoenixtec Power Co., Ltd.               245,220    287,732
                                                           ----------
                                                            1,587,056
                                                           ----------

          Industrial Conglomerates - 10.2%
          China Merchants Holdings International
           Co., Ltd.                             2,234,000  2,492,009
          Hutchison Whampoa Ltd.                   333,200  2,456,518
          Xinao Gas Holdings Ltd. (a)            1,040,000    453,377
                                                           ----------
                                                            5,401,904
                                                           ----------

          Transportation Infrastructure - 12.7%
          Anhui Expressway Co., Ltd., Class H    1,442,000    402,135
          Beijing Capital International Airport
           Co., Inc., Class H                    1,590,000    448,505
          Cosco Pacific Ltd.                     1,066,000  1,189,114
          Hainan Meilan Airport Co., Ltd.,
           Class H                                 762,000    473,853
          Jiangsu Expressway Co., Ltd., Class H  2,198,000    880,694
          Sinotrans Ltd., Class H                3,000,000  1,019,329
          Zhejiang Expressway Co., Ltd., Class H 4,820,000  2,332,981
                                                           ----------
                                                            6,746,611
                                                           ----------

          -----------------------------------------------------------
          INFORMATION TECHNOLOGY - 15.8%
          Communications Equipment - 1.5%
          UTStarcom, Inc. (a)                       19,000    816,240
                                                           ----------

          Computers & Peripherals - 5.9%
          Ambit Microsystems Corp.                 188,100    515,909
          Asustek Computer, Inc.                   370,125    998,871
          Legend Group Ltd.                      3,170,000  1,361,605
          Lite-On Technology Corp.                 211,120    239,670
                                                           ----------
                                                            3,116,055
                                                           ----------

          Electronic Equipment & Instruments - 1.4%
          Hon Hai Precision Industry Co., Ltd.      41,868    173,171
          Synnex Technology International Corp.    385,000    581,622
                                                           ----------
                                                              754,793
                                                           ----------
          Semiconductor Equipment & Products - 7.0%
          Realtek Semiconductor Corp.              310,800    674,661
          Taiwan Semiconductor Manufacturing
           Co., Ltd., Class H (a)                1,541,296  3,029,241
                                                           ----------
                                                            3,703,902
                                                           ----------

See notes to investment portfolio.

August 31, 2003


           Common Stocks (continued)               Shares       Value
           ----------------------------------------------------------
           MATERIALS - 1.3%
           Construction Material - 0.0%
           China Resources Cement
            Holding Ltd. (a)                       65,200 $    20,272
                                                          -----------

           Metals & Mining - 1.3%
           Yanzhou Coal Mining Co., Ltd.,
            Class H                             1,126,000     660,506
                                                          -----------

           ----------------------------------------------------------
           TELECOMMUNICATION SERVICES - 5.1%
           Wireless Telecommunication Services - 5.1%
           China Mobile Ltd.                      842,000   2,164,580
           China Unicom Ltd.                      806,000     568,388
                                                          -----------
                                                            2,732,968
                                                          -----------

           ----------------------------------------------------------
           UTILITIES - 14.9%
           Electric Utilities - 10.1%
           Beijing Datang Power Generation Co.,
            Ltd., Class H                       4,946,000   2,679,341
           Huaneng Power International, Inc.,
            Class H                             1,948,000   2,672,513
                                                          -----------
                                                            5,351,854
                                                          -----------

           Gas Utilities - 4.8%
           Hong Kong & China Gas Co., Ltd.      1,718,304   2,313,323
           Wah Sang Gas Holdings Ltd.           1,892,000     223,180
                                                          -----------
                                                            2,536,503
                                                          -----------

           Total Common Stocks
           (cost of $40,656,410)                           49,922,898
                                                          -----------

           Short-Term Obligation - 4.7%              Par       Value
           ---------------------------------------------------------
           Repurchase agreement with State
            Street Bank & Trust Co., dated
            08/29/03, due 09/02/03 at 0.940%,
            collateralized by a U.S. Treasury
            Bonds maturing 08/15/19, market
            value $2,554,833 (repurchase
            proceeds $2,502,261) (cost of
            $2,502,000)                       $2,502,000 $ 2,502,000
                                                         -----------

           Total Investments - 98.7%
           (cost of $43,158,410) (b)                      52,424,898
                                                         -----------

           Other Assets & Liabilities, Net - 1.3%            692,316
           ---------------------------------------------------------

           Net Assets - 100.0%                           $53,117,214
                                                         -----------

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

                Summary of Securities by             % of Total
                Country                     Value    Investments
                ------------------------------------------------
                     China               $23,459,222     44.8%
                     Hong Kong            16,685,056     31.8
                     Taiwan                8,488,732     16.2
                     United States         3,791,888      7.2
                                         -----------    -----
                                         $52,424,898    100.0%
                                         -----------    -----

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

See notes to financial statements.

 Statement of Assets and Liabilities

August 31, 2003

          Assets:
          Investments, at cost                         $ 43,158,410
                                                       ------------
          Investments, at value                        $ 52,424,898
          Cash                                                  399
          Foreign currency (cost of $352,622)               355,945
          Receivable for:
             Fund shares sold                               505,445
             Dividends                                       89,665
             Interest                                           196
          Deferred Trustees' compensation plan                3,750
                                                       ------------
              Total Assets                               53,380,298
                                                       ------------
          Liabilities:
          Payable for:
             Fund shares repurchased                        112,896
             Management fee                                  48,455
             Administration fee                              10,534
             Transfer agent fee                              14,369
             Pricing and bookkeeping fees                     1,923
             Trustees' fees                                     414
             Audit fee                                       28,100
             Distribution and services fees                  15,382
          Expense reimbursement due to
            Advisor/Administrator                             4,871
          Deferred Trustees' fee                              3,750
          Other liabilities                                  22,390
                                                       ------------
              Total Liabilities                             263,084
                                                       ------------
          Net Assets                                   $ 53,117,214
                                                       ------------
          Composition of Net Assets:
          Paid-in capital                              $ 81,959,681
          Undistributed net investment income               246,209
          Accumulated net realized loss                 (38,358,746)
          Net unrealized appreciation on:
             Investments                                  9,266,488
             Foreign currency translations                    3,582
                                                       ------------
          Net Assets                                   $ 53,117,214
                                                       ------------
          Class A:
          Net assets                                   $ 42,685,284
          Shares outstanding                              2,386,837
                                                       ------------
          Net asset value per share                    $     17.88 (a)
                                                       ------------
          Maximum offering price per share
            ($17.88/0.9425)                            $     18.97 (b)
                                                       ------------
          Class B:
          Net assets                                   $  5,120,600
          Shares outstanding                                292,361
                                                       ------------
          Net asset value and offering price per share $     17.51 (a)
                                                       ------------
          Class C:
          Net assets                                   $  3,315,613
          Shares outstanding                                186,657
                                                       ------------
          Net asset value and offering price per share $     17.76 (a)
                                                       ------------
          Class Z:
          Net assets                                   $  1,995,717
          Shares outstanding                                107,847
                                                       ------------
          Net asset value and offering price per share $      18.51(c)
                                                       ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
(c) Redemption price per share is equal to net asset value less any applicable redemption fee.

 Statement of Operations

For the Year Ended August 31, 2003

          Investment Income:
          Dividends                                      $ 1,210,310
          Interest                                            13,513
                                                         -----------
              Total Investment Income (net of foreign
               taxes withheld of $13,470)                  1,223,823
                                                         -----------

          Expenses:
          Management fee                                     448,408
          Administration fee                                  97,480
          Distribution fee:
             Class B                                          28,048
             Class C                                          14,925
          Service fee:
             Class A                                          82,043
             Class B                                           9,354
             Class C                                           4,975
          Transfer agent fee                                 158,761
          Pricing and bookkeeping fees                        11,958
          Trustees' fee                                        7,322
          Custody fee                                         38,219
          Registration fee                                    67,253
          Other expenses                                      57,380
                                                         -----------
              Total Operating Expenses                     1,026,126
          Fees and expenses waived or reimbursed by
            Advisor/Administrator                           (145,220)
          Custody earnings credit                                 (2)
                                                         -----------
              Net Operating Expenses                         880,904
          Interest expense                                       377
                                                         -----------
              Net Expenses                                   881,281
                                                         -----------
          Net Investment Income                              342,542
                                                         -----------

          Net Realized and Unrealized Gain (Loss)
          on Investments and Foreign Currency:
          Net realized gain (loss) on:
             Investments                                   1,823,458
             Foreign currency transactions                   (22,186)
                                                         -----------
             Net realized gain                             1,801,272
                                                         -----------
          Net change in unrealized appreciation/
            depreciation on:
             Investments                                   8,350,419
             Foreign currency translations                     5,327
                                                         -----------
          Net change in unrealized appreciation/
            depreciation                                   8,355,746
                                                         -----------
          Net Gain                                        10,157,018
                                                         -----------
          Net Increase in Net Assets from Operations     $10,499,560
                                                         -----------

See notes to financial statements.

 Statement of Changes in Net Assets

                                             Year Ended August 31,
           Increase (Decrease)            --------------------------
           in Net Assets:                     2003          2002
           -                              ---------------------------
           Operations:
           Net investment income          $    342,542  $    237,736
           Net realized gain (loss) on
             investments and foreign
             currency transactions           1,801,272    (1,654,609)
           Net change in unrealized
             appreciation/depreciation
             on investments and
             foreign currency
             translations                    8,355,746       506,034
                                          ------------  ------------
           Net Increase (Decrease)
             from Operations                10,499,560      (910,839)
                                          ------------  ------------

           Distributions Declared to Shareholders:
           From net investment income:
              Class A                         (211,935)     (373,665)
              Class B                               --       (11,000)
              Class C                               --        (3,498)
              Class Z                           (4,185)       (2,195)
                                          ------------  ------------
           Total Distributions Declared
             to Shareholders                  (216,120)     (390,358)
                                          ------------  ------------

           Share Transactions:
           Class A:
              Subscriptions                 42,825,644    39,177,370
              Distributions reinvested         167,826       272,269
              Redemptions                  (41,932,214)  (42,820,843)
                                          ------------  ------------
               Net Increase (Decrease)       1,061,256    (3,371,204)
                                          ------------  ------------
           Class B:
              Subscriptions                  2,556,672     1,634,125
              Distributions reinvested              --         9,061
              Redemptions                   (2,218,990)   (1,785,215)
                                          ------------  ------------
               Net Increase (Decrease)         337,682      (142,029)
                                          ------------  ------------
           Class C:
              Subscriptions                  4,366,827     8,269,957
              Distributions reinvested              --         2,795
              Redemptions                   (3,463,081)   (7,745,504)
                                          ------------  ------------
               Net Increase                    903,746       527,248
                                          ------------  ------------
           Class Z:
              Subscriptions                  5,991,931     2,966,512
              Distributions reinvested           2,201         2,195
              Redemptions                   (4,470,220)   (2,979,944)
              Redemption fees                    5,884            --
                                          ------------  ------------
               Net Increase (Decrease)       1,529,796       (11,237)
                                          ------------  ------------
           Net Increase (Decrease)
             from Share Transactions         3,832,480    (2,997,222)
                                          ------------  ------------
           Total Increase (Decrease) in
             Net Assets                     14,115,920    (4,298,419)

                                             Year Ended August 31,
                                           ------------------------
                                               2003         2002
            --------------------------------------------------------
            Net Assets:
            Beginning of period            $39,001,294  $43,299,713
                                           -----------  -----------
            End of period (undistributed
              net investment income of
              $246,209 and $141,784,
              respectively)                $53,117,214  $39,001,294
                                           -----------  -----------

            Changes in Shares:
            Class A:
               Subscriptions                 3,071,717    2,614,029
               Issued for distributions
                reinvested                      11,869       17,466
               Redemptions                  (3,019,611)  (2,833,877)
                                           -----------  -----------
                Net Increase (Decrease)         63,975     (202,382)
                                           -----------  -----------
            Class B:
               Subscriptions                   181,670      108,551
               Issued for distributions
                reinvested                          --          589
               Redemptions                    (163,897)    (118,333)
                                           -----------  -----------
                Net Increase (Decrease)         17,773       (9,193)
                                           -----------  -----------
            Class C:
               Subscriptions                   311,576      535,143
               Issued for distributions
                reinvested                          --          179
               Redemptions                    (252,340)    (498,990)
                                           -----------  -----------
                Net Increase                    59,236       36,332
                                           -----------  -----------
            Class Z:
               Subscriptions                   415,808      189,434
               Issued for distributions
                reinvested                         155          140
               Redemptions                    (317,706)    (189,630)
                                           -----------  -----------
                Net Increase (Decrease)         98,257          (56)
                                           -----------  -----------

See notes to financial statements.

 Notes to Financial Statements

August 31, 2003

Note 1. Accounting Policies

Organization:

Columbia Newport Greater China Fund (the "Fund") (formerly Liberty Newport Greater China Fund), a series of Columbia Funds Trust II (the "Trust") (formerly Liberty Funds Trust II), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation and Transactions:

Equity securities generally are valued at the last sale price reported at the close of the principal securities exchanges on which the investments are made or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Determination of Class Net Asset Values:

All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis, based on net assets, for purposes of determining the net asset value of each class.

August 31, 2003


Federal Income Taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-date.

Foreign Currency Translations and Transactions:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward Currency Contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Redemption Fees:

Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. For the period February 10, 2003 to August 31, 2003, the redemption fee for Class Z shares amounted to $5,884. This amount, which is retained by the Fund, is accounted for as an addition to paid in capital. For the period February 10, 2003 through October 8, 2003, redemption fees were recorded as a component of paid in capital on Class Z. Effective October 9, 2003, redemption fees are allocated to paid in capital of each class proportionately for purposes of determining the net asset value of each class.

Other:

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

August 31, 2003


Note 2. Federal Tax Information

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to capital loss carryforwards and non- deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2003, permanent items identified and reclassified among the components of net assets are as follows:

                      Undistributed  Accumulated
                      Net Investment Net Realized Paid-In
                          Income         Loss     Capital
                      -------------- ------------ -------
                         $(21,997)     $22,186     $(189)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

                                       Year Ended August 31,
                                       ---------------------
                                         2003       2002
                       -                --------   --------
                       Ordinary income $216,120   $390,358

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                   Undistributed Undistributed
                     Ordinary      Long-Term    Unrealized
                      Income     Capital Gains Appreciation*
                   ------------- ------------- -------------
                     $251,178         $--       $9,270,070

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                             Year of   Capital Loss
                            Expiration Carryforward
                            ---------- ------------
                               2007    $32,607,119
                               2008        703,958
                               2010      5,047,669
                                       -----------
                                       $38,358,746
                                       -----------

Expired Capital loss carryforward, if any, are recorded as a reduction of paid-in capital.

Note 3. Fees and Compensation Paid to Affiliates

On April 1, 2003, Newport Fund Management, Inc., the investment advisor to the Fund and Colonial Management Associates Inc., the administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport Fund Management and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Management Fee:

Columbia is the investment advisor of the Fund and receives a monthly fee equal to 1.15% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees approved a new management fee structure to go into effect on November 1, 2003. Under the new structure, Columbia will receive a monthly fee based on the Fund's average daily net assets as follows:

                                                     Annual
                    Average Daily Net Assets        Fee Rate
                    ------------------------        --------
                    First $1 billion                  0.95%
                    Next $1 billion to $1.5 billion   0.90%
                    Over $1.5 billion                 0.85%

Administration Fee:

Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

At a special meeting held on October 8, 2003, the Board of Trustees eliminated the administration fee effective November 1, 2003.

Pricing and Bookkeeping Fees:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated

August 31, 2003

those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

Transfer Agent Fee:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. Effective October 13, 2003, Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc.

At a special meeting held on October 8, 2003, the Board of Directors approved the change of transfer agent fees structure of the Fund. Effective November 1, 2003, the Fund will be charged an annual $28.00 charge per open account for the transfer agent fees.

Underwriting Discounts, Service and Distribution Fees:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. Effective October 13, 2003, Liberty Funds Distributor, Inc. changed its name to Columbia Funds Distributor, Inc. For the year ended August 31, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $15,755 on sales of the Fund's Class A shares and received CDSC of $721, $13,378 and $1,772 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Expense Limits:

Columbia has voluntarily agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90% annually of the Fund's average daily net assets.

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Columbia or any of their affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2 of custody fees were reduced by balance credits for the year ended August 31, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Note 4. Portfolio Information

Investment Activity:

For the year ended August 31, 2003, purchases and sales of investments, other than short-term obligations, were $14,204,163 and $12,436,240, respectively.

Unrealized appreciation (depreciation) at August 31, 2003, for federal income tax purposes, was:

Gross unrealized appreciation                           $14,681,152
Gross unrealized depreciation                            (5,414,664)
                                                        -----------
  Net unrealized appreciation                           $ 9,266,488
                                                        -----------

August 31, 2003


Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended August 31, 2003, the average daily loan balance outstanding on days where borrowings existed was $1,000,000 at a weighted average interest rate of 2.24%.

 Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                                          Year Ended August 31,
                                           ----------------------------------------------------
Class A Shares                              2003 (a)   2002 (a)    2001 (a)  2000 (a)   1999
-----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                      $ 14.29    $  14.91    $   19.98  $ 13.94  $   6.34
                                           -------    --------    ---------  -------  --------
Income from Investment
  Operations:
Net investment income (b)                     0.14        0.10         0.12     0.05      0.10
Net realized and unrealized gain (loss) on
  investments and foreign currency            3.53       (0.57)       (5.19)    5.99      7.58
                                           -------    --------    ---------  -------  --------
    Total from Investment Operations          3.67       (0.47)       (5.07)    6.04      7.68
                                           -------    --------    ---------  -------  --------
Less Distributions Declared to
  Shareholders:
From net investment income                   (0.08)      (0.15)          --       --     (0.08)
                                           -------    --------    ---------  -------  --------
Net Asset Value,
  End of Period                            $ 17.88    $  14.29    $   14.91  $ 19.98  $  13.94
                                           -------    --------    ---------  -------  --------
Total return (c)(d)                         25.84%     (3.22)%     (25.38)%   43.33%   121.59%
                                           -------    --------    ---------  -------  --------
Ratios to Average Net Assets:
Operating expenses (e)                       2.15%       2.15%        2.15%    2.15%     2.15%
Interest expense                               --%(f)      --%(f)       --%      --%       --%
Expenses (e)                                 2.15%       2.15%        2.15%    2.15%     2.15%
Net investment income (e)                    0.97%       0.65%        0.68%    0.26%     0.92%
Waiver/reimbursement                         0.37%       0.29%        0.21%    0.10%     0.30%
Portfolio turnover rate                        33%         16%          14%      28%       20%
Net assets, end of period (000's)          $42,685    $ 33,201    $  37,652  $64,722  $ 54,623

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:


                                                                      Year Ended August 31,
                                                       ----------------------------------------------------
Class B Shares                                          2003 (a)   2002 (a)    2001 (a)  2000 (a)    1999
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                                  $ 14.02    $  14.63    $   19.75  $  13.88  $   6.34
                                                       -------    --------    ---------  --------  --------
Income from Investment
  Operations:
Net investment income (loss) (b)                          0.04       (0.02)       (0.01)    (0.09)     0.02
Net realized and unrealized gain (loss) on investments
  and foreign currency                                    3.45       (0.55)       (5.11)     5.96      7.52
                                                       -------    --------    ---------  --------  --------
    Total from Investment Operations                      3.49       (0.57)       (5.12)     5.87      7.54
                                                       -------    --------    ---------  --------  --------
Less Distributions Declared to
  Shareholders:
From net investment income                                  --       (0.04)          --        --        --
                                                       -------    --------    ---------  --------  --------
Net Asset Value,
  End of Period                                        $ 17.51    $  14.02    $   14.63  $  19.75  $  13.88
                                                       -------    --------    ---------  --------  --------
Total return (c)(d)                                     24.89%     (3.93)%     (25.92)%    42.29%   118.93%
                                                       -------    --------    ---------  --------  --------
Ratios to Average Net Assets:
Operating expenses (e)                                   2.90%       2.90%        2.90%     2.90%     2.90%
Interest expense                                           --%(f)      --%(f)       --%       --%       --%
Expenses (e)                                             2.90%       2.90%        2.90%     2.90%     2.90%
Net investment income (loss) (e)                         0.30%     (0.10)%      (0.07)%   (0.49)%     0.17%
Waiver/reimbursement                                     0.37%       0.29%        0.21%     0.10%     0.30%
Portfolio turnover rate                                    33%         16%          14%       28%       20%
Net assets, end of period (000's)                      $ 5,121    $  3,850    $   4,151  $  6,335  $  3,423

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                          Year Ended August 31,
                                           ----------------------------------------------------
Class C Shares                              2003 (a)   2002 (a)    2001 (a)  2000 (a)    1999
-----------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                      $ 14.22    $  14.84    $   20.03  $  14.10  $   6.32
                                           -------    --------    ---------  --------  --------
Income from Investment
  Operations:
Net investment income (loss) (b)              0.05       (0.02)       (0.01)    (0.09)     0.02
Net realized and unrealized gain (loss) on
  investments and foreign currency            3.49       (0.56)       (5.18)     6.02      7.76
                                           -------    --------    ---------  --------  --------
    Total from Investment Operations          3.54       (0.58)       (5.19)     5.93      7.78
                                           -------    --------    ---------  --------  --------
Less Distributions Declared to
  Shareholders:
From net investment income                      --       (0.04)          --        --        --
                                           -------    --------    ---------  --------  --------
Net Asset Value, End of Period             $ 17.76    $  14.22    $   14.84  $  20.03  $  14.10
                                           -------    --------    ---------  --------  --------
Total return (c)(d)                         24.89%     (3.94)%     (25.91)%    42.06%   123.10%
                                           -------    --------    ---------  --------  --------
Ratios to Average Net Assets:
Operating expenses (e)                       2.90%       2.90%        2.90%     2.90%     2.90%
Interest expense                              --% (f)      --%(f)       --%       --%       --%
Expenses (e)                                 2.90%       2.90%        2.90%     2.90%     2.90%
Net investment income (loss) (e)             0.35%     (0.10)%      (0.07)%   (0.49)%     0.17%
Waiver/reimbursement                         0.37%       0.29%        0.21%     0.10%     0.30%
Portfolio turnover rate                        33%         16%          14%       28%       20%
Net assets, end of period (000's)          $ 3,316    $  1,812    $   1,352  $  1,296  $    774

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Rounds to less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                               Year Ended August 31,
                                             ---------------------------------------------------------
Class Z Shares                                 2003 (a)     2002 (a)    2001 (a)  2000 (a)     1999
------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                        $   14.41    $   15.05    $   20.11  $   14.01 $    6.38
                                             ---------    ---------    ---------  --------- ---------
Income from Investment
  Operations:
Net investment income (b)                         0.11         0.14         0.16       0.09      0.13
Net realized and unrealized gain (loss) on
  investments and foreign currency                4.10        (0.59)       (5.22)      6.01      7.61
                                             ---------    ---------    ---------  --------- ---------
    Total from Investment Operations              4.21        (0.45)       (5.06)      6.10      7.74
                                             ---------    ---------    ---------  --------- ---------
Less Distributions Declared to
  Shareholders:
From net investment income                       (0.12)       (0.19)          --         --     (0.11)
                                             ---------    ---------    ---------  --------- ---------
Redemption fees:
Redemption fees added to paid in capital (b)      0.01          N/A          N/A        N/A       N/A
                                             ---------    ---------    ---------  --------- ---------
Net Asset Value, End of Period               $   18.51    $   14.41    $   15.05  $   20.11 $   14.01
                                             ---------    ---------    ---------  --------- ---------
Total return (c)(d)                             29.51%      (3.10)%     (25.16)%     43.54%   121.80%
                                             ---------    ---------    ---------  --------- ---------
Ratios to Average Net Assets:
Operating expenses (e)                           1.90%        1.90%        1.90%      1.90%     1.90%
Interest expense                                   --%(f)       --%(f)       --%        --%       --%
Expenses (e)                                     1.90%        1.90%        1.90%      1.90%     1.90%
Net investment income (e)                        0.70%        0.90%        0.93%      0.51%     1.17%
Waiver/reimbursement                             0.37%        0.29%        0.21%      0.10%     0.30%
Portfolio turnover rate                            33%          16%          14%        28%       20%
Net assets, end of period (000's)            $   1,996    $     138    $     145  $     164 $     112

(a) For the years ended August 31, 2003, 2002, 2001 and 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested.
(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f) Rounds to less than 0.01%.

 Report of Ernst & Young LLP, Independent Auditors

To the Trustees of Columbia Funds Trust II and the Shareholders of Columbia Newport Greater China Fund

We have audited the accompanying statement of assets and liabilities of Columbia Newport Greater China Fund (formerly, Liberty Newport Greater China
Fund) (one of the portfolios constituting the Columbia Funds Trust II (formerly, Liberty Funds Trust II), the "Trust"), including the Investment Portfolio, as of August 31, 2003, and the related statement of operations for the year ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 1999 were audited by other auditors whose report dated October 12, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Newport Greater China Fund of Columbia Funds Trust II at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Boston, Massachusetts
October 17, 2003

 Unaudited Information


Federal Income Tax Information

Foreign taxes paid during the fiscal year ended August 31, 2003, amounting to $13,470 ($0.01 per share) are expected to be passed through to shareholders as 100% allowable foreign tax credits on Form 1099-DIV.

Gross income derived from sources within foreign countries amounted to $1,222,602 ($0.41 per share) for the fiscal year ended August 31, 2003.

 Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Fund. Messrs. Simpson and Woolworth had been directors of 15 Columbia Funds and 12 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Fund were elected as directors of the 15 Columbia Funds and as trustees of the 12 funds in the CMG Fund Trust. The new combined Board of Trustees of the Fund now oversees 124 funds in the Columbia Funds Complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of those trustees also serve on the Boards of other funds in the Columbia Funds Complex.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                Number of
                                       Year First                                             Portfolios in
                              Position Elected or                                             Columbia Funds
                                with    Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds   to Office/1/         During Past Five Years              by Trustee
--------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)    Trustee     1996      Executive Vice President - Strategy of            124
P.O. Box 66100                                      United Airlines (airline) since
Chicago, IL 60666                                   December, 2002 (formerly President of
                                                    UAL Loyalty Services (airline) from
                                                    September, 2001 to December, 2002;
                                                    Executive Vice President and Chief
                                                    Financial Officer of United Airlines
                                                    from March, 1993 to September, 2001;
                                                    Senior Vice President and Chief
                                                    Financial Officer of UAL, Inc. prior
                                                    thereto).

Janet Langford Kelly (Age 45) Trustee     1996      Chief Administrative Officer and Senior           124
3100 West Beaver Road                               Vice President, Kmart Holding
Troy, MI 48084-3163                                 Corporation since September, 2003
                                                    (formerly Executive Vice
                                                    President-Corporate Development and
                                                    Administration, General Counsel and
                                                    Secretary, Kellogg Company (food
                                                    manufacturer), from September, 1999 to
                                                    August, 2003; Senior Vice President,
                                                    Secretary and General Counsel, Sara Lee
                                                    Corporation (branded, packaged,
                                                    consumer-products manufacturer) from
                                                    January, 1995 to September, 1999).

Richard W. Lowry (Age 67)     Trustee     1995      Private Investor since August, 1987            126/3/
10701 Charleston Drive                              (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                Officer, U.S. Plywood Corporation
                                                    (building products manufacturer)).

Charles R. Nelson (Age 61)    Trustee     1981      Professor of Economics, University of             124
Department of Economics                             Washington, since January, 1976; Ford
University of Washington                            and Louisa Van Voorhis Professor of
Seattle, WA 98195                                   Political Economy, University of
                                                    Washington, since September, 1993;
                                                    Director, Institute for Economic
                                                    Research, University of Washington,
                                                    since September, 2001; Adjunct
                                                    Professor of Statistics, University of
                                                    Washington, since September, 1980;
                                                    Associate Editor, Journal of Money
                                                    Credit and Banking, since September,
                                                    1993; consultant on econometric and
                                                    statistical matters.

John J. Neuhauser (Age 60)    Trustee     1985      Academic Vice President and Dean of          127/3,4/
84 College Road                                     Faculties since August, 1999, Boston
Chestnut Hill, MA 02467-3838                        College (formerly Dean, Boston College
                                                    School of Management from September,
                                                    1977 to September, 1999.

Patrick J. Simpson (Age 58)   Trustee     2000      Partner, Perkins Coie L.L.P. (formerly            124
1211 S.W. 5th Avenue                                Partner, Stoel Rives Boley Jones &
Suite 1500                                          Grey).
Portland, OR 97204

Thomas E. Stitzel (Age 67)    Trustee     1998      Business Consultant since 1999                    124
2208 Tawny Woods Place                              (formerly Professor of Finance from
Boise, ID 83706                                     1975 to 1999 and Dean from 1977 to
                                                    1991, College of Business, Boise State
                                                    University); Chartered Financial
                                                    Analyst.


                                                       Other
        Principal Occupation(s)                    Directorships
        During Past Five Years                         Held
---------------------------------------------------------------------------

Executive Vice President - Strategy of                  None
United Airlines (airline) since
December, 2002 (formerly President of
UAL Loyalty Services (airline) from
September, 2001 to December, 2002;
Executive Vice President and Chief
Financial Officer of United Airlines
from March, 1993 to September, 2001;
Senior Vice President and Chief
Financial Officer of UAL, Inc. prior
thereto).

Chief Administrative Officer and Senior                 None
Vice President, Kmart Holding
Corporation since September, 2003
(formerly Executive Vice
President-Corporate Development and
Administration, General Counsel and
Secretary, Kellogg Company (food
manufacturer), from September, 1999 to
August, 2003; Senior Vice President,
Secretary and General Counsel, Sara Lee
Corporation (branded, packaged,
consumer-products manufacturer) from
January, 1995 to September, 1999).

Private Investor since August, 1987                     None
(formerly Chairman and Chief Executive
Officer, U.S. Plywood Corporation
(building products manufacturer)).

Professor of Economics, University of                   None
Washington, since January, 1976; Ford
and Louisa Van Voorhis Professor of
Political Economy, University of
Washington, since September, 1993;
Director, Institute for Economic
Research, University of Washington,
since September, 2001; Adjunct
Professor of Statistics, University of
Washington, since September, 1980;
Associate Editor, Journal of Money
Credit and Banking, since September,
1993; consultant on econometric and
statistical matters.

Academic Vice President and Dean of      Saucony, Inc. (athletic footwear);
Faculties since August, 1999, Boston              SkillSoft Corp.
College (formerly Dean, Boston College              (E-Learning)
School of Management from September,
1977 to September, 1999.

Partner, Perkins Coie L.L.P. (formerly                  None
Partner, Stoel Rives Boley Jones &
Grey).


Business Consultant since 1999                          None
(formerly Professor of Finance from
1975 to 1999 and Dean from 1977 to
1991, College of Business, Boise State
University); Chartered Financial
Analyst.

                                                                                                 Number of
                                        Year First                                             Portfolios in
                              Position  Elected or                                             Columbia Funds
                                with     Appointed           Principal Occupation(s)          Complex Overseen
Name, Address and Age          Funds    to Office/1/         During Past Five Years              by Trustee
---------------------------------------------------------------------------------------------------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)    Trustee     1996      Managing Director, William Blair                 124
27 West Monroe Street,                               Capital Partners (private equity
Suite 3500                                           investing) since September, 1994
Chicago, IL 60606                                    (formerly Chief Executive Officer and
                                                     Chairman of the Board of Directors,
                                                     Continental Bank Corporation prior
                                                     thereto).

Anne-Lee Verville (Age 58)     Trustee     1998      Author and speaker on educational             125/4/
359 Stickney Hill Road                               systems needs (formerly General
Hopkinton, NH 03229                                  Manager, Global Education Industry from
                                                     1994 to 1997, and President,
                                                     Applications Solutions Division from
                                                     1991 to 1994, IBM Corporation (global
                                                     education and global applications)).

Richard L. Woolworth (Age 62)  Trustee     1991      Chairman and Chief Executive Officer,            124
100 S.W. Market Street                               The Regence Group (healthcare
#1500                                                maintenance organization) (formerly
Portland, OR 97207                                   Chairman and Chief Executive Officer,
                                                     BlueCross BlueShield of Oregon;
                                                     Certified Public Accountant, Arthur
                                                     Young & Company).

Interested Trustees
William E. Mayer/2/ (Age 63)   Trustee     1994      Managing Partner, Park Avenue Equity          126/3/
399 Park Avenue                                      Partners (private equity) since
Suite 3204                                           February, 1999 (formerly Founding
New York, NY 10022                                   Partner, Development Capital LLC from
                                                     November 1996 to February, 1999; Dean
                                                     and Professor, College of Business and
                                                     Management, University of Maryland from
                                                     October, 1992 to November, 1996).

Joseph R. Palombo/2/ (Age 50) Trustee,     2000      Executive Vice President and Chief            125/5/
One Financial Center          Chairman               Operating Officer of Columbia
Boston, MA 02111               of the                Management Group, Inc. (Columbia
                                Board                Management) since December, 2001 and
                                 and                 Director, Executive Vice President and
                              President              Chief Operating Officer of the Advisor
                                                     since April, 2003 (formerly Chief
                                                     Operations Officer of Mutual Funds,
                                                     Liberty Financial Companies, Inc. from
                                                     August, 2000 to November, 2001;
                                                     Executive Vice President of Stein Roe &
                                                     Farnham Incorporated (Stein Roe) from
                                                     April, 1999 to April, 2003; Director of
                                                     Colonial Management Associates, Inc.
                                                     (Colonial) from April, 1999 to April,
                                                     2003; Director of Stein Roe from
                                                     September, 2000 to April, 2003)
                                                     President of Columbia Funds and Galaxy
                                                     Funds since February, 2003 (formerly
                                                     Vice President from September 2002 to
                                                     February 2003); Manager of Stein Roe
                                                     Floating Rate Limited Liability Company
                                                     since October, 2000; (formerly Vice
                                                     President of the Columbia Funds from
                                                     April, 1999 to August, 2000; Chief
                                                     Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from
                                                     December, 1993 to March, 1999).


                                                      Other
        Principal Occupation(s)                   Directorships
        During Past Five Years                        Held
------------------------------------------------------------------------

Managing Director, William Blair         Anixter International (network
Capital Partners (private equity         support equipment distributor),
investing) since September, 1994         Jones Lang LaSalle (real estate
(formerly Chief Executive Officer and       management services) and
Chairman of the Board of Directors,       MONY Group (life insurance).
Continental Bank Corporation prior
thereto).

Author and speaker on educational           Chairman of the Board of
systems needs (formerly General           Directors, Enesco Group, Inc.
Manager, Global Education Industry from      (designer, importer and
1994 to 1997, and President,               distributor of giftware and
Applications Solutions Division from             collectibles).
1991 to 1994, IBM Corporation (global
education and global applications)).

Chairman and Chief Executive Officer,       NW Natural, a natural gas
The Regence Group (healthcare                   service provider
maintenance organization) (formerly
Chairman and Chief Executive Officer,
BlueCross BlueShield of Oregon;
Certified Public Accountant, Arthur
Young & Company).


Managing Partner, Park Avenue Equity     Lee Enterprises (print media),
Partners (private equity) since           WR Hambrecht + Co. (financial
February, 1999 (formerly Founding          service provider) and First
Partner, Development Capital LLC from         Health (healthcare).
November 1996 to February, 1999; Dean
and Professor, College of Business and
Management, University of Maryland from
October, 1992 to November, 1996).

Executive Vice President and Chief                    None
Operating Officer of Columbia
Management Group, Inc. (Columbia
Management) since December, 2001 and
Director, Executive Vice President and
Chief Operating Officer of the Advisor
since April, 2003 (formerly Chief
Operations Officer of Mutual Funds,
Liberty Financial Companies, Inc. from
August, 2000 to November, 2001;
Executive Vice President of Stein Roe &
Farnham Incorporated (Stein Roe) from
April, 1999 to April, 2003; Director of
Colonial Management Associates, Inc.
(Colonial) from April, 1999 to April,
2003; Director of Stein Roe from
September, 2000 to April, 2003)
President of Columbia Funds and Galaxy
Funds since February, 2003 (formerly
Vice President from September 2002 to
February 2003); Manager of Stein Roe
Floating Rate Limited Liability Company
since October, 2000; (formerly Vice
President of the Columbia Funds from
April, 1999 to August, 2000; Chief
Operating Officer and Chief Compliance
Officer, Putnam Mutual Funds from
December, 1993 to March, 1999).

/1/ In December 2000, the boards of each of the former Liberty Funds and former
    Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex).
/2/ Mr. Mayer is an "interested person" (as defined in the Investment Company
    Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/ Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/ Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/ Mr. Palombo also serves as an interested director of Columbia Management
    Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

 Officers and Transfer Agent


                                               Year First
                                               Elected or
                               Position with   Appointed
Name, Address and Age          Columbia Funds  to Office  Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------
Officers
Vicki L. Benjamin (Age 42)    Chief Accounting    2001    Controller of the Columbia Funds and of the
One Financial Center            Officer and               Columbia All-Star Funds since May, 2002; Chief
Boston, MA 02111                 Controller               Accounting Officer of the Columbia Funds and
                                                          Columbia All-Star Funds since June, 2001;
                                                          Controller and Chief Accounting Officer of the
                                                          Galaxy Funds since September, 2002 (formerly Vice
                                                          President, Corporate Audit, State Street Bank and
                                                          Trust Company from May, 1998 to April, 2001;
                                                          Audit Manager from July, 1994 to June, 1997;
                                                          Senior Audit Manager from July, 1997 to May,
                                                          1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)    Treasurer        2000    Treasurer of the Columbia Funds and of the
One Financial Center                                      Liberty All-Star Funds since December, 2000; Vice
Boston, MA 02111                                          President of the Advisor since April, 2003
                                                          (formerly Controller of the Liberty Funds and of
                                                          the Liberty All-Star Funds from February, 1998 to
                                                          October, 2000); Treasurer of the Galaxy Funds
                                                          since September, 2002; Treasurer, Columbia
                                                          Management Multi-Strategy Hedge Fund, LLC since
                                                          December, 2002 (formerly Vice President of
                                                          Colonial from February, 1998 to October, 2000 and
                                                          Senior Tax Manager, Coopers & Lybrand, LLP from
                                                          April, 1996 to January, 1998).

Important Information About This Report
The Transfer Agent for Columbia Newport Greater China Fund is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

Please note our new name as of October 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Newport Greater China Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Newport Greater China Fund

Columbia Newport Greater China Fund Annual Report, August 31, 2003

[LOGO](R) ColumbiaFunds

A Member of Columbia Management Group

(c)2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 WWW.columbiafunds.com


                                               736-02/214P-0802 (10/03) 03/2893

                                   PRSRT STD
                                 U.S. Postage
                                     PAID
                          Holliston, MA Permit NO. 20

Item 2. Code of Ethics.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable at this time.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Columbia Funds Trust II
             --------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                          -------------------------
                           Joseph R. Palombo, President


Date  November 7, 2003
     ----------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         --------------------------
                          Joseph R. Palombo, President

Date  November 7, 2003
     ----------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         --------------------------
                          J. Kevin Connaughton, Treasurer

Date  November 7, 2003
     ----------------------------------------------